Note 2 - Principles Of Consolidation, Accounting Policies And Measurement Bases Applies And Recent IFRS Pronouncements	12 Months Ended
Dec. 31, 2018
Principles Of Consolidations Accounting Policies And Measurement Basis And Recent IFRS Pronouncements
Significant Account Policies

2. Principles of consolidation, accounting policies and measurement bases applied and recent IFRS pronouncements

The Glossary includes the definition of some of the financial and economic terms used in Note 2 and subsequent Notes.

2.1 Principles of consolidation

In terms of its consolidation, in accordance with the criteria established by IFRS, the BBVA Group is made up of four types of entities: subsidiaries, joint ventures, associates and structured entities, defined as follows:

  Subsidiaries

Subsidiaries are entities controlled by the Group. The financial statements of the subsidiaries are fully consolidated with those of the Bank. The share of non-controlling interests from subsidiaries in the Group’s consolidated total equity is presented under the heading “Minority interests (Non-controlling interests)” in the consolidated balance sheet. Their share in the profit or loss for the period or year is presented under the heading “Attributable to minority interest (non-controlling interests)” in the accompanying consolidated income statement (see Note 31).

Note 3 includes information related to the main subsidiaries in the Group as of December 31, 2018. Appendix I includes other significant information on these entities.

  Joint ventures

Joint ventures are those entities over which there is a joint arrangement to joint control with third parties other than the Group (for definitions of joint arrangement, joint control and joint venture, refer to Glossary).

The investments in joint ventures are accounted for using the equity method (see Note 16). Appendix II shows the main figures for joint ventures accounted for using the equity method.

  Associates

Associates are entities in which the Group is able to exercise significant influence (for definition of significant influence, see Glossary). Significant influence is deemed to exist when the Group owns 20% or more of the voting rights of an investee directly or indirectly, unless it can be clearly demonstrated that this is not the case.

However, certain entities in which the Group owns 20% or more of the voting rights are not included as Group associates, since the Group does not have the ability to exercise significant influence over these entities. Investments in these entities, which do not represent material amounts for the Group, are classified as “Financial assets at fair value through other comprehensive income”.

In contrast, some investments in entities in which the Group holds less than 20% of the voting rights are accounted for as Group associates, as the Group is considered to have the ability to exercise significant influence over these entities. As of December 31, 2018, 2017 and 2016 these entities are not significant in the Group.

Appendix II shows the most significant information related to the associates (see Note 16), which are accounted for using the equity method.

  Structured Entities

A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when the voting rights relate to administrative matters only and the relevant activities are directed by means of contractual arrangements (see Glossary).

In those cases where the Group sets up entities or has a holding in such entities, in order to allow its customers access to certain investments, to transfer risks or for other purposes, in accordance with internal criteria and procedures and with applicable regulations, the Group determines whether control over the entity in question actually exists and therefore whether it should be subject to consolidation.

Such methods and procedures determine whether there is control by the Group, considering how the decisions are made about the relevant activities, assesses whether the Group has all power over the relevant elements, exposure, or rights, to variable returns from involvement with the investee and the ability to use power over the investee to affect the amount of the investor’s returns.

  Structured entities subject to consolidation

To determine if a structured entity is controlled by the Group, and therefore should be consolidated into the Group, the existing contractual rights (different from the voting rights) are analyzed. For this reason, an analysis of the structure and purpose of each investee is performed and, among others, the following factors will be considered:

- Evidence of the current ability to manage the relevant activities of the investee according to the specific business needs (including any decisions that may arise only in particular circumstances).

- Potential existence of a special relationship with the investee.

- Implicit or explicit Group commitments to support the investee.

- The ability to use the Group´s power over the investee to affect the amount of the Group’s returns.

There are cases where the Group has a high exposure to variable returns and retains decision-making power over the investee, either directly or through an agent.

The main structured entities of the Group are the asset securitization funds, to which the BBVA Group transfers loans and receivables portfolios, and other vehicles, which allow the Group’s customers to gain access to certain investments or to allow for the transfer of risks or for other purposes (see Appendices I and V). The BBVA Group maintains the decision-making power over the relevant activities of these vehicles and financial support through securitized market standard contracts. The most common ones are: investment positions in equity note tranches, funding through subordinated debt, credit enhancements through derivative instruments or liquidity lines, management rights of defaulted securitized assets, “clean-up” call derivatives, and asset repurchase clauses by the grantor.

For these reasons, the loans and receivable portfolios related to the vast majority of the securitizations carried out by the Bank or Group subsidiaries are not derecognized in the books of said entity and the issuances of the related debt securities are recorded as liabilities within the Group’s consolidated balance sheet.

  Non-consolidated structured entities

The Group owns other vehicles also for the purpose of allowing customers access to certain investments, to transfer risks, and for other purposes, but without the Group having control of the vehicles, which are not consolidated in accordance with “IFRS 10 - Consolidated Financial Statements”. The balance of assets and liabilities of these vehicles is not material in relation to the Group’s Consolidated Financial Statements.

As of December 31, 2018, 2017 and 2016 there was no material financial support from the Bank or its subsidiaries to unconsolidated structured entities.

The Group does not consolidate any of the mutual funds it manages since the necessary control conditions are not met (see definition of control in the Glossary). Particularly, the BBVA Group does not act as arranger but as agent since it operates the mutual funds on behalf and for the benefit of investors or parties (arranger or arrangers) and, for this reason it does not control the mutual funds when exercising its authority for decision making.

The mutual funds managed by the Group are not considered structured entities (generally, retail funds without corporate identity over which investors have participations which gives them ownership of said managed equity). These funds are not dependent on a capital structure that could prevent them from carry out activities without additional financial support, being in any case insufficient as far as the activities themselves are concerned. Additionally, the risk of the investment is absorbed by the fund participants, and the Group is only exposed when it becomes a participant, and as such, there is no other risk for the Group.

In all cases, the operating results of equity method investees acquired by the BBVA Group in a particular period only include the period from the date of acquisition to the financial statements date. Similarly, the results of entities disposed of during any only include year the period from the start of the year to the date of disposal.

The consolidated financial statements of subsidiaries, associates and joint ventures used in the preparation of the Consolidated Financial Statements of the Group have the same presentation date as the Consolidated Financial Statements. If financial statements at those same dates are not available, the most recent will be used, as long as these are not older than three months, and adjusted to take into account the most significant transactions. As of December 31, 2018, except for the case of the consolidated financial statements of two subsidiaries and six associates and joint-ventures deemed non-significant for which financial statements as of November 30, 2018 were used, the December 31, 2018 financial statements for of all Group entities were utilized.

BBVA banking subsidiaries, associates and joint ventures worldwide, are subject to supervision and regulation from a variety of regulatory bodies in relation to, among other aspects, the satisfaction of minimum capital requirements. The obligation to satisfy such capital requirements may affect the ability of such entities to transfer funds in the form of cash dividends, loans or advances. In addition, under the laws of the various jurisdictions where such entities are incorporated, dividends may only be paid out through funds legally available for such purpose. Even when the minimum capital requirements are met and funds are legally available, the relevant regulators or other public administrations could discourage or delay the transfer of funds to the Group in the form of cash, dividends, loans or advances for prudential reasons.

2.2 Accounting policies and valuation criteria applied

The accounting standards and policies and the valuation criteria applied in preparing these Consolidated Financial Statements may differ from those used by some of the entities within the BBVA Group. For this reason, necessary adjustments and reclassifications have been made in the consolidation process to standardize these principles and criteria and comply with the IFRS-IASB.

The accounting standards and policies and valuation criteria used in preparing the accompanying Consolidated Financial Statements are as follows:

2.2.1 Financial instruments

As mentioned in Note 1.3, IFRS 9 became effective as of January 1, 2018 and replaced IAS 39 regarding the classification and measurement of financial assets and liabilities, the impairment of financial assets and hedge accounting.

The disclosures related to the financial years 2017 and 2016 are based on the accounting policies and valuation criteria applicable under IAS 39.

Classification and measurement of financial assets under IFRS 9

Classification of financial assets

IFRS 9 contains three main categories for financial assets classification: measured at amortized cost, measured at fair value with changes through other comprehensive income, and measured at fair value through profit or loss.

The classification of financial assets measured at amortized cost or fair value must be carried out on the basis of two tests: the entity's business model and the assessment of the contractual cash flow, commonly known as the "solely payments of principle and interest" criterion (hereinafter, the SPPI).

A debt instrument will be classified in the amortized cost portfolio if the two following conditions are fulfilled:

  The financial asset is managed within a business model whose purpose is to maintain the financial assets to receive contractual cash flows; and
  In accordance with the contractual characteristics of the instrument its cash flows only represent the return of the principal and interest, basically understood as consideration for the time value of money and the debtor's credit risk.

A debt instrument will be classified in the portfolio of financial assets at fair value with changes through other comprehensive income if the two following conditions are fulfilled:

  The financial asset is managed with a business model whose purpose combines collection of the contractual cash flows and sale of the assets, and
  The contractual characteristics of the instrument generate, at specific dates, cash flows which only represent the return of the principal and interest.

A debt instrument will be classified at fair value with changes in profit and loss provided that the entity's business model for their management or the contractual characteristics of its cash flows do not require classification into one of the portfolios described above.

In general, equity instruments will be measured at fair value through profit or loss. However the Group may make an irrevocable election at initial recognition to present subsequent changes in the fair value through other comprehensive income.

Financial assets will only be reclassified when BBVA Group decides to change the business model. In this case, all of the financial assets assigned to this business model will be reclassified. The change of the objective of the business model should occur before the date of the reclassification.

Valuation of financial assets

All financial instruments are initially recognized at fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issue of the instrument.

Excluding all trading derivatives not considered as accounting or economic hedges, all the changes in the fair value of the financial instruments arising from the accrual of interest and similar items are recognized under the headings “Interest and other income” or “Interest expense”, as appropriate, in the accompanying consolidated income statement in the period in which the change occurred (see Note 37). The changes in fair value after the initial recognition, for reasons other than those mentioned in the preceding paragraph, are treated as described below, according to the categories of financial assets.

“Financial assets held for trading”, “Non-trading financial assets mandatorily at fair value through profit and loss” and “Financial assets designated at fair value through profit or loss”

Financial assets are recorded under the heading “Financial assets held for trading” if the objective of the business model is to generate gains by buying and selling these financial instruments or generate short-term results. The financial assets recorded in the heading “Non-trading financial assets mandatorily at fair value through profit and loss” are assigned to a business model which objective is to obtain the contractual cash flows and / or to sell those instruments but its contractual cash flows do not comply with the requirements of the SPPI test. In “Financial assets designated at fair value through profit or loss” the Group classifies financial assets only if it eliminates or significantly reduces a measurement or recognition inconsistency (an ‘accounting mismatch’) that would otherwise arise from measuring financial assets or financial liabilities, or recognizing gains or losses on them, on different bases.

The assets recognized under these headings of the consolidated balance sheets are measured upon acquisition at fair value and changes in the fair value (gains or losses) are recognized as their net value under the heading “Gains (losses) on financial assets and liabilities, net” in the accompanying consolidated income statements (see Note 41). Interests from derivatives designated as economic hedges on interest rate are recognized in “Interest and other income” or “Interest expense” (see Note 37), depending on the result of the hedging instrument. However, changes in fair value resulting from variations in foreign exchange rates are recognized under the heading “Gains (losses) on financial assets and liabilities, net” in the accompanying consolidated income statements (Note 41).

”Financial assets at fair value through other comprehensive income”

  Debt instruments

Assets recognized under this heading in the consolidated balance sheets are measured at their fair value. Subsequent changes in fair value (gains or losses) are recognized temporarily net of tax effect, under the heading “Accumulated other comprehensive income- Items that may be reclassified to profit or loss - Fair value changes of debt instruments measured at fair value through other comprehensive income” in the consolidated balance sheets (see Note 30).

The amounts recognized under the headings “Accumulated other comprehensive income- Items that may be reclassified to profit or loss - Fair value changes of financial assets measured at fair value through other comprehensive income” and “Accumulated other comprehensive income- Items that may be reclassified to profit or loss - Exchange differences” continue to form part of the Group's consolidated equity until the corresponding asset is derecognized from the consolidated balance sheet or until an impairment loss is recognized on the corresponding financial instrument. If these assets are sold, these amounts are derecognized and included under the headings “Gains (losses) on financial assets and liabilities, net” or “Exchange differences, net", as appropriate, in the consolidated income statement for the year in which they are derecognized (see Note 41).

The net impairment losses in “Financial assets at fair value through other comprehensive income” over the year are recognized under the heading “Impairment losses on financial assets, net – Financial assets at fair value through other comprehensive income” (see Note 47) in the consolidated income statements for that period.

Changes in foreign exchange rates which affect monetary items are recognized under the heading “Exchange differences, net" in the accompanying consolidated income statements (see Note 41).

  Equity instruments

The BBVA Group, at the time of the initial recognition, may elect to present changes in the fair value in other comprehensive income of an investment in an equity instrument that is not held for trading. The election is irrevocable and can be made on an instrument-by-instrument basis. Subsequent changes in fair value (gains or losses) are recognized, under the heading “Accumulated other comprehensive income (loss) – Items that will not be reclassified to profit or loss – Fair value changes of equity instruments measured at fair value through other comprehensive income”.

“Financial assets at amortized cost”

A financial asset is classified as subsequently measured at amortized cost if it is held within a business model whose objective is to hold financial assets in order to collect and it meets the SPPI Criterion.

The assets under this category are subsequently measured at amortized cost, using the effective interest rate method.

Net impairment losses of assets recorded under these headings arising in each period are recognized under the heading “Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss – financial assets measured at cost” (see Note 47) in the consolidated income statement for that period.

Classification and measurement of financial liabilities under IFRS 9

Classification of financial liabilities

Under IFRS 9, financial liabilities are classified in the following categories:

  Financial liabilities at amortized cost;
  Financial liabilities that are held for trading including derivatives are financial instruments which are recorded in this category when the Group’s objective is to generate gains by buying and selling these financial instruments;
  Financial liabilities that are designated at fair value through profit or loss on initial recognition under the Fair Value Option. The Group has the option to designate irrevocably on initial recognition a financial liability as at fair value through profit or loss provided that doing so results in the elimination or significant reduction of measurement or recognition inconsistency, or if a group of financial liabilities, or a group of financial assets and financial liabilities, has to be managed, and its performance evaluated, on a fair value basis in accordance with a documented risk management or investment strategy.

Valuation of financial liabilities

All financial instruments are initially recognized at fair value plus, in the case of a financial liability not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issue of the financial liability. Unless there is evidence to the contrary, the best evidence of the fair value of a financial instrument at initial recognition shall be the transaction price.

Excluding all trading derivatives not considered as accounting or economic hedges, all the changes in the fair value of the financial instruments arising from the accrual of interest and similar items are recognized under the headings “Interest and other income” or “Interest expense”, as appropriate, in the accompanying consolidated income statement in the period in which the change occurred (see Note 37).

The changes in fair value after the initial recognition, for reasons other than those mentioned in the preceding paragraph, are treated as described below, according to the categories of financial liabilities.

“Financial liabilities held for trading” and “Financial liabilities designated at fair value through profit or loss“

The subsequent changes in the fair value (gains or losses) of the liabilities recognized under these headings of the consolidated balance sheets are recognized as their net value under the heading “Gains (losses) on financial assets and liabilities, net” in the accompanying consolidated income statements (see Note 41), except for the financial liabilities designated at fair value through profit and loss under the fair value option for which the amount of change in the fair value that is attributable to changes in the own credit risk which is presented in under the heading “Accumulated other comprehensive income (loss) – Items that will not be reclassified to profit or loss – Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk”. Interests from derivatives designated as economic hedges on interest rate are recognized in “Interest and other income” or “Interest expense” (Note 37), depending on the result of the hedging instrument. However, changes in fair value resulting from variations in foreign exchange rates are recognized under the heading “Gains (losses) on financial assets and liabilities, net” in the accompanying consolidated income statements (Note 41).

“Financial liabilities at amortized cost”

The liabilities under this category are subsequently measured at amortized cost, using the effective interest rate method.

Measurement of financial assets and liabilities under IAS 39 applicable in the financial years 2017 and 2016

Measurement of financial instruments and recognition of changes in subsequent fair value

All financial instruments are initially accounted for at fair value plus, in the case of a financial asset or financial liability not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issue of the financial asset or financial liability. Unless there is evidence to the contrary, the best evidence of the fair value of a financial instrument at initial recognition shall be the transaction price.

Excluding all trading derivatives not considered as accounting or economic hedges, all the changes in the fair value of the financial instruments arising from the accrual of interest and similar items are recognized under the headings “Interest and other income” or “Interest expense”, as appropriate, in the accompanying consolidated income statement the year in which the change occurred (see Note 37). The dividends received from other entities, other than associated entities and joint venture entities, are recognized under the heading “Dividend income” in the accompanying consolidated income statement in the year in which the right to receive them arises (see Note 38).

The changes in fair value after the initial recognition, for reasons other than those mentioned in the preceding paragraph, are treated as described below, according to the categories of financial assets and liabilities.

“Financial assets and liabilities held for trading” and “Financial assets and liabilities designated at fair value through profit or loss”

The assets and liabilities recognized under these headings of the consolidated balance sheets are measured upon acquisition at fair value and changes in the fair value (gains or losses) are recognized as their net value under the heading “Gains (losses) on financial assets and liabilities, net” in the accompanying consolidated income statements (see Note 41). Interests from derivatives designated as economic or accounting hedges on interest rate are recognized under the heading “Interest and other income” or “Interest expense” (Note 37), depending on the result of the hedging instrument. Changes in fair value resulting from variations in foreign exchange rates are recognized under the heading “Gains (losses) on financial assets and liabilities, net” in the accompanying consolidated income statements (Note 41).

“Financial assets at fair value through other comprehensive income”

Assets recognized under this heading in the consolidated balance sheets are measured at their fair value. Subsequent changes in fair value (gains or losses) are recognized temporarily net of tax effect, under the heading “Accumulated other comprehensive income - Items that may be reclassified to profit or loss - Financial assets at fair value through other comprehensive income” in the consolidated balance sheets (see Note 30).

The amounts recognized under the headings “Accumulated other comprehensive income - Items that may be reclassified to profit or loss - Financial assets at fair value through other comprehensive income” and “Accumulated other comprehensive income - Items that may be reclassified to profit or loss - Exchange differences” continue to form part of the Group's consolidated equity until the corresponding asset is derecognized from the consolidated balance sheet or until an impairment loss is recognized on the corresponding financial instrument. If these assets are sold, these amounts are derecognized and included under the headings “Gains (losses) on financial assets and liabilities, net” or “Exchange differences, net", as appropriate, in the consolidated income statement for the year in which they are derecognized (see Note 41).

The net impairment losses in “Financial assets at fair value through other comprehensive income” over the year are recognized under the heading “Impairment losses on financial assets, net – Other financial instruments not at fair value through profit or loss” (see Note 47) in the consolidated income statements for that year.

Changes in the value of non-monetary items resulting from changes in foreign exchange rates are recognized temporarily under the heading “Accumulated other comprehensive income - Items that may be reclassified to profit or loss - Exchange differences” in the accompanying consolidated balance sheets. Changes in foreign exchange rates which affect monetary items are recognized under the heading “Exchange differences, net" in the accompanying consolidated income statements (see Note 41).

“Financial assets and liabilities at amortized cost”

Assets and liabilities recognized under these headings in the accompanying consolidated balance sheets are subsequently measured at “amortized cost” using the “effective interest rate” method. This is because the consolidated entities generally intend to hold such financial instruments to maturity.

Net impairment losses of assets recognized under these headings arising in each year are recognized under the heading “Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss – financial assets measured at cost” (see Note 47) in the consolidated income statement for that year.

“Derivatives-Hedge Accounting” and “Fair value changes of the hedged items in portfolio hedges of interest-rate risk” applicable in the financial years 2018, 2017 and 2016

Assets and liabilities recognized under these headings in the accompanying consolidated balance sheets are measured at fair value.

Changes occurring subsequent to the designation of the hedging relationship in the measurement of financial instruments designated as hedged items as well as financial instruments designated as hedge accounting instruments are recognized as follows:

  In fair value hedges, the changes in the fair value of the derivative and the hedged item attributable to the hedged risk are recognized under the heading “Gains or losses from hedge accounting, net” in the consolidated income statement, with a corresponding offset under the headings where hedging items ("Hedging derivatives") and the hedged items are recognized, as applicable. Almost all of the hedges used by the Group are for interest-rate risks. Therefore, the valuation changes are recognized under the headings “Interest and other income” or “Interest expense”, as appropriate, in the accompanying consolidated income statement (see Note 37).
  In fair value hedges of interest rate risk of a portfolio of financial instruments (portfolio-hedges), the gains or losses that arise in the measurement of the hedging instrument are recognized in the consolidated income statement, and the gains or losses that arise from the change in the fair value of the hedged item (attributable to the hedged risk) are also recognized in the consolidated income statement (in both cases under the heading “Gains or losses from hedge accounting, net”, using, as a balancing item, the headings "Fair value changes of the hedged items in portfolio hedges of interest rate risk" in the consolidated balance sheets, as applicable).
  In cash flow hedges, the gain or loss on the hedging instruments relating to the effective portion are recognized temporarily under the heading ”Accumulated other comprehensive income - Items that may be reclassified to profit or loss - Hedging derivatives. Cash flow hedges” in the consolidated balance sheets, with a balancing entry under the heading “Hedging derivatives” of the Assets or Liabilities of the consolidated balance sheets as applicable. These differences are recognized in the accompanying consolidated income statement under the headings “Interest and other income” or “Interest expense” at the time when the gain or loss in the hedged instrument affects profit or loss, when the forecast transaction is executed or at the maturity date of the hedged item (see Note 37).
  Differences in the measurement of the hedging items corresponding to the ineffective portions of cash flow hedges are recognized directly in the heading “Gains or losses from hedge accounting, net” in the consolidated income statement (see Note 41).
  In the hedges of net investments in foreign operations, the differences attributable to the effective portions of hedging items are recognized temporarily under the heading "Accumulated other comprehensive income - Items that may be reclassified to profit or loss – Hedging of net investments in foreign transactions" in the consolidated balance sheets with a balancing entry under the heading “Hedging derivatives” of the Assets or Liabilities of the consolidated balance sheets as applicable. These differences in valuation are recognized under the heading “Exchange differences, net" in the consolidated income statement when the investment in a foreign operation is disposed of or derecognized (see Note 41).

Other financial instruments under IAS 39 applicable in the financial years 2017 and 2016

The following exceptions are applicable with respect to the above general criteria:

  Equity instruments whose fair value cannot be determined in a sufficiently objective manner and financial derivatives that have those instruments as their underlying asset and are settled by delivery of those instruments are recorded in the consolidated balance sheet at acquisition cost; this may be adjusted, where appropriate, for any impairment loss (see Note 8).
  Accumulated other comprehensive income arising from financial instruments classified at the consolidated balance sheet date as “Non-current assets and disposal groups classified as held for sale” are recognized with the corresponding entry under the heading “Accumulated other comprehensive income- Items that may be reclassified to profit or loss – Non-current assets and disposal groups classified as held for sale” in the accompanying consolidated balance sheets (see note 30).

Impairment losses on financial assets

Definition of impaired financial assets under IFRS 9

IFRS 9 replaced the "incurred loss" model in IAS 39 with one of "expected credit loss". The IFRS 9 impairment model is applied to financial assets valued at amortized cost and to financial assets valued at fair value with changes in accumulated other comprehensive income, except for investments in equity instruments and contracts for financial guarantees and loan commitments unilaterally revocable by BBVA. Likewise, all the financial instruments valued at fair value with change through profit and loss are excluded from the impairment model.

The new standard classifies financial instruments into three categories, which depend on the evolution of their credit risk from the moment of initial recognition. The first category includes the transactions when they are initially recognized (Stage 1); the second comprises the financial assets for which a significant increase in credit risk has been identified since its initial recognition (Stage 2) and the third one, the impaired financial assets (Stage 3).

The calculation of the provisions for credit risk in each of these three categories must be done differently. In this way, expected loss up to 12 months for the financial assets classified in the first of the aforementioned categories must be recorded, while expected losses estimated for the remaining life of the financial assets classified in the other two categories must be recorded. Thus, IFRS 9 differentiates between the following concepts of expected loss:

  Expected loss at 12 months: expected credit loss that arises from possible default events within 12 months following the presentation date of the financial statements; and
  Expected loss during the life of the transaction: this is the expected credit loss that arises from all possible default events over the remaining life of the financial instrument.

All this requires considerable judgment, both in the modeling for the estimation of the expected losses and in the forecasts, on how the economic factors affect such losses, which must be carried out on a weighted probability basis.

The BBVA Group has applied the following definitions in accordance with IFRS 9:

Default

BBVA has applied a definition of default for financial instruments that is consistent with that used in internal credit risk management, as well as the indicators under applicable regulation at the date of implementation of IFRS 9. Both qualitative and quantitative indicators have been considered.

The Group has considered there is a default when one of the following situations occurs:

  Payment past-due for more than 90 days; or
  There are reasonable doubts regarding the full reimbursement of the instrument.

In accordance with IFRS 9, the 90-day past-due stipulation may be waived in cases where the entity considers it appropriate, based on reasonable and documented information that it is appropriate to use a longer term. As of December 31, 2018, the Group has not considered periods higher than 90 days for any of the significant portfolios.

Credit impaired asset

An asset is credit-impaired according to IFRS 9 if one or more events have occurred and they have a detrimental impact on the estimated future cash flows of the asset. Evidence that a financial asset is credit-impaired includes observable data about the following events:

  Significant financial difficulty of the issuer or the borrower.
  A breach of contract (e.g. a default or past due event).
  A lender having granted a concession to the borrower – for economic or contractual reasons relating to the borrower’s financial difficulty – that the lender would not otherwise consider.
  It becoming probable that the borrower will enter bankruptcy or other financial reorganization.
  The disappearance of an active market for that financial asset because of financial difficulties.
  The purchase or origination of a financial asset at a deep discount that reflects the incurred credit losses.

It may not be possible to identify a single discrete event. Instead, the combined effect of several events may cause financial assets to become credit-impaired.

The definition of impaired financial assets in the Group is aligned with the definition of default explained in the above paragraphs.

Significant increase in credit risk

The objective of the impairment requirements is to recognize lifetime expected credit losses for financial instruments for which there have been significant increases in credit risk since initial recognition considering all reasonable and supportable information, including that which is forward-looking.

The model developed by the Group for assessing the significant increase in credit risk has a two-prong approach that is applied globally, although the specific characteristics of each geographic area are respected:

  Quantitative criterion: the Group uses a quantitative analysis based on comparing the current expected probability of default over the life of the transaction with the original adjusted expected probability of default, so that both values are comparable in terms of expected default probability for their residual life. The thresholds used for considering a significant increase in risk take into account special cases according to geographic areas and portfolios. Depending on how old current transactions are at the time implementation of the standard, some simplifications were made to compare the probabilities of default between the current and the initial moment, based on the best information available at that moment.
  Qualitative criterion: most indicators for detecting significant risk increase are included in the Group's systems through rating/scoring systems or macroeconomic scenarios, so the quantitative analysis covers the majority of circumstances. The Group will use additional qualitative criteria when it considers it necessary to include circumstances that are not reflected in the rating/score systems or macroeconomic scenarios used.

Additionally, instruments under one of the following circumstances are considered Stage 2:

  More than 30 days past due. According to IFRS 9, default of more than 30 days is a presumption that can be rebutted in those cases in which the entity considers, based on reasonable and documented information, that such non-payment does not represent a significant increase in risk. As of December 31, 2018, the Group has not considered periods higher than 30 days for any of the significant portfolios.
  Watch list: They are subject to special watch by the Risks units because they show negative signs in their credit quality, even though there may be no objective evidence of impairment.
  Refinance or restructuring that does not show evidence of impairment.

Although the standard introduces a series of operational simplifications or practical solutions for analyzing the increase in significant risk, the Group does not use them as a general rule. However, for high-quality assets, mainly related to certain government institutions and bodies, the standard allows for considering that their credit risk has not increased significantly because they have a low credit risk at the presentation date.

Thus the classification of financial instruments subject to impairment under the new IFRS 9 is as follows:

  Stage 1– without significant increase in credit risk

Financial assets which are not considered to have significantly increased in credit risk have loss allowances measured at an amount equal to 12 months expected credit losses.

  Stage 2– significant increases in credit risk

When the credit risk of a financial asset has increased significantly since the initial recognition, the impairment losses of that financial instrument is calculated as the expected credit loss during the entire life of the asset.

  Stage 3 – Impaired

When there is objective evidence that the instrument is credit impaired, the financial asset is transferred to this category in which the provision for losses of that financial instrument is calculated as the expected credit loss during the entire life of the asset.

Definition of impaired financial assets under IAS 39 applicable in the financial years 2017 and 2016

A financial asset is considered impaired – and therefore its carrying amount is adjusted to reflect the effect of impairment – when there is objective evidence that events have occurred, which:

  In the case of debt instruments (loans and advances and debt securities), reduce the future cash flows that were estimated at the time the instruments were acquired. So they are considered impaired when there are reasonable doubts that the carrying amounts will be recovered in full and/or the related interest will be collected for the amounts and on the dates initially agreed.
  In the case of equity instruments, it means that their carrying amount may not be fully recovered.

As a general rule, the carrying amount of impaired financial assets is adjusted with a charge to the consolidated income statement for the year in which the impairment becomes known. The recoveries of previously recognized impairment losses are reflected, if appropriate, in the consolidated income statement for the year in which the impairment is reversed or reduced, with an exception: any recovery of previously recognized impairment losses for an investment in an equity instrument classified as financial assets at fair value through other comprehensive income is not recognized in the consolidated income statement, but under the heading " Accumulated other comprehensive income - Items that may be reclassified to profit or loss - financial assets at fair value through other comprehensive income" in the consolidated balance sheet (see Note 30).

In general, amounts collected on impaired loans and receivables are used to recognize the related accrued interest and any excess amount is used to reduce the unpaid principal.

When the recovery of any recognized amount is considered remote, such amount is written-off on the consolidated balance sheet, without prejudice to any actions that may be taken in order to collect the amount until the rights extinguish in full either because it is time-barred debt, the debt is forgiven, or other reasons.

Method for calculating expected credit loss under IFRS 9

Method for calculating expected loss

In accordance with IFRS 9, the measurement of expected losses must reflect:

  A considered and unbiased amount, determined by evaluating a range of possible results.
  The time value of money.
  Reasonable and supportable information that is available without undue cost or effort and that reflects current conditions and forecasts of future economic conditions.

The Group measures the expected losses both individually and collectively. The purpose of the Group's individual measurement is to estimate expected losses for significant impaired instruments, or instruments classified in Stage 2. In these cases, the amount of credit losses is calculated as the difference between expected discounted cash flows at the effective interest rate of the transaction and the carrying amount of the instrument.

For the collective measurement of expected losses the instruments are grouped into groups of assets based on their risk characteristics. Exposure within each group is segmented according to the common credit risk characteristics, similar characteristics of the credit risk, indicative of the payment capacity of the borrower in accordance with their contractual conditions. These risk characteristics have to be relevant in estimating the future flows of each group. The characteristics of credit risk may consider, among others, the following factors:

  Type of instrument.
  Rating or scoring tools.
  Credit risk scoring or rating.
  Type of collateral.
  Amount of time at default for stage 3.
  Segment.
  Qualitative criteria which can have a significant increase in risk.
  Collateral value if it has an impact on the probability of a default event.

The estimated losses are derived from the following parameters:

  PD: estimate of the probability of default in each period.
  EAD: estimate of the exposure in case of default at each future period, taking into account the changes in exposure after the presentation date of the financial statements.
  LGD: estimate of the loss in case of default, calculated as the difference between the contractual cash flows and receivables, including guarantees.

In the case of debt securities, the Group supervises the changes in credit risk through monitoring the external published credit ratings.

To determine whether there is a significant increase in credit risk that is not reflected in the published ratings, the Group also revises the changes in bond yields, and when they are available, the prices of CDS, together with the news and regulatory information available on the issuers.

Use of present, past and future information

IFRS 9 requires incorporation of present, past and future information to detect any significant increase in risk and measure expected loss.

The standard does not require identification of all possible scenarios for measuring expected loss. However, the probability of a loss event occurring and the probability it will not occur have to be considered, even though the possibility of a loss may be very small. Also, when there is no linear relation between the different future economic scenarios and their associated expected losses, more than one future economic scenario must be used for the measurement.

The approach used by the Group consists of using first the most probable scenario (baseline scenario) consistent with that used in the Group's internal management processes, and then applying an additional adjustment, calculated by considering the weighted average of expected losses in other economic scenarios (one more positive and the other more negative). The main macroeconomic variables that are valued in each of the scenarios for each of the geographies in which the Group operates are Gross Domestic Product (GDP), tax rates, unemployment rate and loan to value (LTV).

Method for calculating the impairment on financial assets under IAS 39 applicable in the financial years 2017 and 2016

The impairment on financial assets is determined by type of instrument and other circumstances that could affect it, taking into account the guarantees received to assure (in part or in full) the performance of the financial assets. The BBVA Group recognizes impairment charges directly against the impaired financial asset when the likelihood of recovery is deemed remote, and uses an offsetting or allowance account when it recognizes non-performing loan provisions for the estimated losses.

Impairment of debt instruments measured at amortized cost

With regard to impairment losses arising from insolvency risk of the obligors (credit risk), a debt instrument, mainly Loans and receivables, is impaired due to insolvency when a deterioration in the ability to pay by the obligor is evidenced, either due to past due status or for other reasons.

The BBVA Group has developed policies, methods and procedures to estimate incurred losses on outstanding credit risk. These policies, methods and procedures are applied in the due diligence, approval and execution of debt instruments and commitments and guarantees given; as well as in identifying the impairment and, where appropriate, in calculating the amounts necessary to cover estimated losses.

The amount of impairment losses on debt instruments measured at amortized cost is calculated based on whether the impairment losses are determined individually or collectively. First it is determined whether there is objective evidence of impairment individually for individually significant debt instrument, and collectively for debt instrument that are not individually significant. If the Group determines that there is no objective evidence of impairment, the assets are classified in groups of debt instrument based on similar risk characteristics and impairment is assessed collectively.

In determining whether there is objective evidence of impairment the Group uses observable data in the following aspects:

  Significant financial difficulties of the obligors.
  Ongoing delays in the payment of interest or principal.
  Refinancing of credit due to financial difficulties by the counterparty.
  Bankruptcy or reorganization / liquidation are considered likely.
  Disappearance of the active market for a financial asset because of financial difficulties.
  Observable data indicating a reduction in future cash flows from the initial recognition such as adverse changes in the payment status of the counterparty (delays in payments, reaching credit cards limits, etc.).
  National or local economic conditions that are linked to "defaults" in the financial assets (unemployment rate, falling property prices, etc.).

Impairment losses on financial assets individually evaluated for impairment

The amount of the impairment losses incurred on financial assets represents the excess of their respective carrying amounts over the present values of their expected future cash flows. These cash flows are discounted using the original effective interest rate. If a financial asset has a variable interest rate, the discount rate for measuring any impairment loss is the current effective rate determined under the contract.

As an exception to the rule described above, the market value of listed debt instruments is deemed to be a fair estimate of the present value of their expected future cash flows.

The following is to be taken into consideration when estimating the future cash flows of debt instruments:

  All amounts that are expected to be recovered over the remaining life of the debt instrument; including, where appropriate, those which may result from the collateral and other credit enhancements provided for the debt instrument (after deducting the costs required for foreclosure and subsequent sale). Impairment losses include an estimate for the possibility of collecting accrued, past-due and uncollected interest.
  The various types of risk to which each debt instrument is subject.
  The circumstances in which collections will foreseeably be made.

Impairment losses on financial assets collectively evaluated for impairment

With regard to the collective impairment analysis, financial assets are grouped by risk type considering the debtor's capacity to pay based on the contractual terms. As part of this analysis, the BBVA Group estimates the impairment loan losses that are not individually significant, distinguishing between those that show objective evidence of impairment, and those that do not show objective evidence of impairment, as well as the impairment of significant loans that the BBVA Group has deemed as not showing an objective evidence of impairment.

With respect to financial assets that have no objective evidence of impairment, the Group applies statistical methods using historical experience and other specific information to estimate the losses that the Group has incurred as a result of events that have occurred as of the date of preparation of the Consolidated Financial Statements but have not been known and will be apparent, individually after the date of submission of the information. This calculation is an intermediate step until these losses are identified on an individual level, at which time these financial instruments will be segregated from the portfolio of financial assets without objective evidence of impairment.

The incurred loss is calculated taking into account three key factors: exposure at default, probability of default and loss given default.

  Exposure at default (EAD) is the amount of risk exposure at the date of default by the counterparty.
  Probability of default (PD) is the probability of the counterparty failing to meet its principal and/or interest payment obligations. The PD is associated with the rating/scoring of each counterparty/transaction.
  Loss given default (LGD) is the estimate of the loss arising in the event of default. It depends mainly on the characteristics of the counterparty, and the valuation of the guarantees or collateral associated with the asset.

In order to calculate the LGD at each balance sheet date, the Group evaluates the whole amount expected to be obtained over the remaining life of the financial asset. The recoverable amount from executable secured collateral is estimated based on the property valuation, discounting the necessary adjustments to adequately account for the potential fall in value until its execution and sale, as well as execution costs, maintenance costs and sale costs.

In addition, to identify the possible incurred but not reported losses (IBNR) in the unimpaired portfolio, an additional parameter called "LIP" (loss identification period) has to be introduced. The LIP parameter is the period between the time at which the event that generates a given loss occurs and the time when the loss is identified at an individual level.

When the property right is contractually acquired at the end of the foreclosure process or when the assets of distressed borrowers are purchased, the asset is recognized in the consolidated balance sheets (see Note 2.2.4).

Impairment of other debt instruments classified as financial assets available for sale

The impairment losses on other debt instruments included in the “Available-for-sale financial asset” portfolio are equal to the excess of their acquisition cost (net of any principal repayment), after deducting any impairment loss previously recognized in the consolidated income statement over their fair value.

When there is objective evidence that the negative differences arising on measurement of these debt instruments are due to impairment, they are no longer considered as “Accumulated other comprehensive income - Items that may be reclassified to profit or loss - financial assets at fair value through other comprehensive income” and are recognized in the consolidated income statement.

If all, or part of the impairment losses are subsequently recovered, the amount is recognized in the consolidated income statement for the year in which the recovery occurred, up to the amount previously recognized in the income statement.

Impairment of equity instruments

The amount of the impairment in the equity instruments is determined by the category where they are recognized:

  Equity instruments classified at available for sale at fair value:

When there is objective evidence that the negative differences arising on measurement of these equity instruments are due to impairment, they are no longer recorded as “Accumulated other comprehensive income - Items that may be reclassified to profit or loss - Financial assets available for sale” and are recognized in the consolidated income statement. In general, the Group considers that there is objective evidence of impairment on equity instruments classified as available-for-sale when significant unrealized losses have existed over a sustained period of time due to a price reduction of at least 40% or over a period of more than 18 months.

When applying this evidence of impairment, the Group takes into account the volatility in the price of each individual equity instrument to determine whether it is a percentage that can be recovered through its sale in the market; other different thresholds may exist for certain equity instruments or specific sectors.

In addition, for individually significant investments, the Group compares the valuation of the most significant equity instruments against valuations performed by independent experts.

Any recovery of previously recognized impairment losses for an investment in an equity instrument classified at fair value through other comprehensive income is not recognized in the consolidated income statement, but under the heading " Accumulated other comprehensive income - Items that may be reclassified to profit or loss - financial assets available for sale" in the consolidated balance sheet (see Note 30).

  Equity instruments measured at cost:

The impairment losses on equity instruments measured at acquisition cost are equal to the excess of their carrying amount over the present value of expected future cash flows discounted at the market rate of return for similar equity instruments. In order to determine these impairment losses, unless there is better evidence, an assessment of the equity of the investee is carried out (excluding Accumulated other comprehensive income due to cash flow hedges) based on the last approved (consolidated) balance sheet, adjusted by the unrealized gains at measurement date.

Impairment losses are recognized in the consolidated income statement in the year in which they arise as a direct reduction of the cost of the instrument. These impairment losses may only be recovered subsequently in the event of the sale of these assets.

2.2.2 Transfers and derecognition of financial assets and liabilities

The accounting treatment of transfers of financial assets is determined by the form in which risks and benefits associated with the financial assets involved are transferred to third parties. Thus the financial assets are only derecognized from the consolidated balance sheet when the cash flows that they generate are extinguished, when their implicit risks and benefits have been substantially transferred to third parties or when the control of financial asset is transferred even in case of no physical transfer or substantial retention of such assets. In the latter case, the financial asset transferred is derecognized from the consolidated balance sheet, and any right or obligation retained or created as a result of the transfer is simultaneously recognized.

Similarly, financial liabilities are derecognized from the consolidated balance sheet only if their obligations are extinguished or acquired (with a view to subsequent cancellation or renewed placement).

The Group is considered to have transferred substantially all the risks and benefits if such risks and benefits account for the majority of the risks and benefits involved in ownership of the transferred financial assets. If substantially all the risks and benefits associated with the transferred financial asset are retained:

  The transferred financial asset is not derecognized from the consolidated balance sheet and continues to be measured using the same criteria as those used before the transfer.
  A financial liability is recognized at the amount equal to the amount received, which is subsequently measured at amortized cost or fair value with changes in the income statement, whichever the case.
  Both the income generated on the transferred (but not derecognized) financial asset and the expenses of the new financial liability continue to be recognized.

2.2.3 Financial guarantees

Financial guarantees are considered to be those contracts that require their issuer to make specific payments to reimburse the holder of the financial guarantee for a loss incurred when a specific borrower breaches its payment obligations on the terms – whether original or subsequently modified – of a debt instrument, irrespective of the legal form it may take. Financial guarantees may take the form of a deposit, bank guarantee, insurance contract or credit derivative, among others.

In their initial recognition, financial guarantees are recognized as liabilities in the consolidated balance sheet at fair value, which is generally the present value of the fees, commissions and interest receivable from these contracts over the term thereof, and the Group simultaneously recognize a corresponding asset in the consolidated balance sheet for the amount of the fees and commissions received at the inception of the transactions and the amounts receivable at the present value of the fees, commissions and interest outstanding.

Financial guarantees, irrespective of the guarantor, instrumentation or other circumstances, are reviewed periodically so as to determine the credit risk to which they are exposed and, if appropriate, to consider whether a provision is required for them. The credit risk is determined by application of criteria similar to those established for quantifying impairment losses on debt instruments measured at amortized cost (see Note 2.2.1).

The provisions recognized for financial guarantees considered impaired are recognized under the heading “Provisions - Provisions for contingent risks and commitments” on the liability side in the consolidated balance sheets (see Note 24). These provisions are recognized and reversed with a charge or credit, respectively; to “Provisions or reversal of provision” in the consolidated income statements (see Note 46).

Income from financial guarantees is recorded under the heading “Fee and commission income” in the consolidated income statement and is calculated by applying the rate established in the related contract to the nominal amount of the guarantee (see Note 40).

2.2.4 Non-current assets and disposal groups held for sale and liabilities included in disposal groups classified as held for sale and Liabilities included in disposal groups classified as held for sale

The headings “Non-current assets and disposal groups held for sale” and “Liabilities included in disposal groups classified as held for sale” in the consolidated balance sheets includes the carrying amount of assets that are not part of the BBVA Group’s operating activities. The recovery of this carrying amount is expected to take place through the price obtained on its disposal (see Note 21).

These headings include individual items and groups of items (“disposal groups”) and disposal groups that form part of a major operating segment and are being held for sale as part of a disposal plan (“discontinued operations”). The heading “Non-current assets and disposal groups held for sale” include the assets received by the subsidiaries from their debtors, in full or partial settlement of the debtors’ payment obligations (assets foreclosed or received in payment of debt and recovery of lease finance transactions), unless the Group has decided to make continued use of these assets. The BBVA Group has units that specialize in real estate management and the sale of this type of asset.

Symmetrically, the heading “Liabilities included in disposal groups classified as held for sale” in the consolidated balance sheets reflects the balances payable arising from disposal groups and discontinued operations.

Non-current assets and disposal groups classified as held for sale are generally measured, at the acquisition date and at any later date deemed necessary, at either their carrying amount or the fair value of the property (less costs to sell), whichever is lower.

In the case of real estate assets foreclosed or received in payment of debts, they are initially recognized at the lower of: the restated carrying amount of the financial asset and the fair value at the time of the foreclosure or receipt of the asset less estimated sales costs. The carrying amount of the financial asset is updated at the time of the foreclosure, treating the real property received as a secured collateral and taking into account the credit risk coverage that would correspond to it according to its classification prior to the delivery. For these purposes, the collateral will be valued at its current fair value (less sale costs) at the time of foreclosure. This carrying amount will be compared with the previous carrying amount and the difference will be recognized as a provision increase, if applicable. On the other hand, the fair value of the foreclosed asset is obtained by appraisal, evaluating the need to apply a discount on the asset derived from the specific conditions of the asset or the market situation for these assets, and in any case, deducting the company’s estimated sale costs.

At the time of the initial recognition, these real estate assets foreclosed or received in payment of debts, classified as “Non-current assets and disposal groups held for sale” and “Liabilities included in disposal groups classified as held for sale” are valued at the lower of: their restated fair value less estimated sale costs and their carrying amount; a deterioration or impairment reversal can be recognized for the difference if applicable.

Non-current assets and disposal groups held for sale groups classified as held for sale are not depreciated while included under the heading “Non-current assets and disposal groups held for sale”.

Fair value of non-current assets held for sale from foreclosures or recoveries is based, mainly, in appraisals or valuations made by independent experts on an annual basis or more frequently, should there be indicators of impairment.

Gains and losses generated on the disposal of assets and liabilities classified as non-current held for sale, and liabilities included in disposal groups classified as held for sale as well as impairment losses and, where pertinent, the related recoveries, are recognized in “Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations” in the consolidated income statement (see Note 50). The remaining income and expense items associated with these assets and liabilities are classified within the relevant consolidated income statement headings.

Income and expenses for discontinued operations, whatever their nature, generated during the year, even if they have occurred before their classification as discontinued operations, are presented net of the tax effect as a single amount under the heading “Profit from discontinued operations” in the consolidated income statement, whether the business remains on the consolidated balance sheet or is derecognized from the consolidated balance sheet. As long as an asset remains in this category, it will not be amortized. This heading includes the earnings from their sale or other disposal.

2.2.5 Tangible assets

Property, plant and equipment for own use

This heading includes the assets under ownership or acquired under finance lease, intended for future or current use by the BBVA Group and that it expects to hold for more than one year. It also includes tangible assets received by the consolidated entities in full or partial settlement of financial assets representing receivables from third parties and those assets expected to be held for continuing use.

Property, plant and equipment for own use are presented in the consolidated balance sheets at acquisition cost, less any accumulated depreciation and, where appropriate, any estimated impairment losses resulting from comparing this net carrying amount of each item with its corresponding recoverable amount (see Note 17).

Depreciation is calculated using the straight-line method, on the basis of the acquisition cost of the assets less their residual value; the land is considered to have an indefinite life and is therefore not depreciated.

The tangible asset depreciation charges are recognized in the accompanying consolidated income statements under the heading "Depreciation and Amortization" (see Note 45) and are based on the application of the following depreciation rates (determined on the basis of the average years of estimated useful life of the various assets):

Depreciation Rates for Tangible Assets

Type of Assets	Annual Percentage
Buildings for own use	1% - 4%
Furniture	8% - 10%
Fixtures	6% - 12%
Office supplies and hardware	8% - 25%

At each reporting date, the Group entities analyze whether there are internal or external indicators that a tangible asset may be impaired. When there is evidence of impairment, the Group analyzes whether this impairment actually exists by comparing the asset’s net carrying amount with its recoverable amount (as the higher between its recoverable amount less disposal costs and its value in use). When the carrying amount exceeds the recoverable amount, the carrying amount is written down to the recoverable amount and depreciation charges going forward are adjusted to reflect the asset’s remaining useful life.

Similarly, if there is any indication that the value of a tangible asset is now recoverable, the consolidated entities will estimate the recoverable amounts of the asset and recognize it in the consolidated income statement, recording the reversal of the impairment loss recognized in previous years and thus adjusting future depreciation charges. Under no circumstances may the reversal of an impairment loss on an asset raise its carrying amount above that which it would have if no impairment losses had been recognized in prior years.

In the BBVA Group, most of the buildings held for own use are assigned to the different Cash-Generating-Units (CGU) to which they belong. The corresponding impairment analysis are performed for these CGUs to check whether sufficient cash flows are generated to support the value of the assets comprised within.

Running and maintenance expenses relating to tangible assets held for own use are recognized as an expense in the year they are incurred and recognized in the consolidated income statements under the heading "Administration costs - Other administrative expenses - Property, fixtures and equipment" (see Note 44.2).

Other assets leased out under an operating lease

The criteria used to recognize the acquisition cost of assets leased out under operating leases, to calculate their depreciation and their respective estimated useful lives and to recognize the impairment losses on them, are the same as those described in relation to tangible assets for own use.

Investment properties

The heading “Tangible assets - Investment properties” in the consolidated balance sheets reflects the net values (purchase cost minus the corresponding accumulated depreciation and, if appropriate, estimated impairment losses) of the land, buildings and other structures that are held either to earn rentals or for capital appreciation through sale and that are neither expected to be sold off in the ordinary course of business nor are destined for own use (see Note 17).

The criteria used to recognize the acquisition cost of investment properties, calculate their depreciation and their respective estimated useful lives and recognize the impairment losses on them, are the same as those described in relation to tangible assets held for own use.

The BBVA Group determines periodically the fair value of its investment properties in such a way that, at the end of the financial year, the fair value reflects the market conditions of investment property assets’ market at this date. This fair value will be determined taking as references the valuations performed by independent experts.

2.2.6 Inventories

The balance under the heading “Other assets - Inventories” in the consolidated balance sheets mainly includes the land and other properties that the BBVA Group’s real estate entities hold for development and sale as part of their real estate development activities (see Note 20).

The cost of inventories includes those costs incurred in their acquisition and development, as well as other direct and indirect costs incurred in getting them to their current condition and location.

In the case of the cost of real estate assets accounted for as inventories, the cost is comprised of: the acquisition cost of the land, the cost of urban planning and construction, non-recoverable taxes and costs corresponding to construction supervision, coordination and management. Financing cost incurred during the year form part of cost, provided that the inventories require more than a year to be in a condition to be sold.

Properties purchased from customers in distress, which the Group manages for sale, are measured at the acquisition date and any subsequent time, at either their related carrying amount or the fair value of the property (less costs to sell), whichever is lower. The carrying amount at acquisition date of these properties is defined as the balance pending collection on those assets that originated said purchases (net of provisions).

Impairment

The amount of any subsequent adjustment due to inventory valuation for reasons such as damage, obsolescence, reduction in sale price to its net realizable value, as well as losses for other reasons and, if appropriate, subsequent recoveries of value up to the limit of the initial cost value, are recognized under the heading "Impairment or reversal of impairment on non-financial assets” in the accompanying consolidated income statements (see Note 48) for the year in which they are incurred.

In the case of the above mentioned real-estate assets, if the fair value less costs to sell is lower than the carrying amount of the loan recognized in the consolidated balance sheet, a loss is recognized under the heading "Impairment or reversal of impairment on non-financial assets" in the consolidated income statement for the year. In the case of real-estate assets accounted for as inventories, the BBVA Group’s criterion for determining their net realizable value is mainly based on independent appraisals no more than one year old, or less if there are indications of impairment.

Inventory sales

In sale transactions, the carrying amount of inventories is derecognized from the consolidated balance sheet and recognized as an expense under the income statement heading "Other operating expenses – Changes in inventories” in the year in which the income from its sale is recognized. This income is recognized under the heading “Other operating income – Financial income from non-financial services” in the consolidated income statements (see Note 42).

2.2.7 Business combinations

A business combination is a transaction, or any other deal, by which the Group obtains control of one or more businesses. It is accounted for by applying the acquisition method.

According to this method, the acquirer has to recognize the assets acquired and the liabilities and contingent liabilities assumed, including those that the acquired entity had not recognized in the accounts. The method involves the measurement of the consideration received for the business combination and its allocation to the assets, liabilities and contingent liabilities measured according to their fair value, at the purchase date, as well as the recognition of any non-controlling participation (minority interests) that may arise from the transaction.

In a business combination achieved in stages, the acquirer shall remeasure its previously held equity interest in the acquiree at its acquisition-date fair value and recognize the resulting gain or loss, if any, in profit or loss under the heading “Gains (losses) on derecognition of non-financial assets and subsidiaries, net” of the consolidated income statements. In prior reporting periods, the acquirer may have recognized changes in the value of its equity interest in the acquiree in other comprehensive income. If so, the amount that was recognized in other comprehensive income shall be recognized on the same basis as would be required if the acquirer had disposed directly of the previously held equity interest.

In addition, the acquirer shall recognize an asset in the consolidated balance sheet under the heading “Intangible asset - Goodwill” if on the acquisition date there is a positive difference between:

  the sum of the consideration transferred, the amount of all the non-controlling interests and the fair value of stock previously held in the acquired business; and
  the net fair value of the assets acquired and liabilities assumed.

If this difference is negative, it shall be recognized directly in the income statement under the heading “Negative goodwill recognized in profit or loss”.

Non-controlling interests in the acquired entity may be measured in two ways: either at their fair value; or at the proportional percentage of net assets identified in the acquired entity. The method of valuing non-controlling interest may be elected in each business combination. BBVA Group has always elected for the second method.

2.2.8 Intangible assets

Goodwill

Goodwill represents a portion of consideration transferred in advance by the acquiring entity for the future economic benefits from assets that cannot be individually identified and separately recognized. Goodwill is never amortized. It is subject periodically to an impairment analysis, and is written off if there has been impairment (see Note 18).

Goodwill is assigned to one or more cash-generating units that expect to be the beneficiaries of the synergies derived from the business combinations. The cash-generating units represent the Group’s smallest identifiable asset groups that generate cash flows for the Group and that are largely independent of the flows generated from the Group’s other assets or groups of assets. Each unit or units to which goodwill is allocated:

  Is the lowest level at which the entity manages goodwill internally.
  Is not larger than an operating segment.

The cash-generating units to which goodwill has been allocated are tested for impairment (including the allocated goodwill in their carrying amount). This analysis is performed at least annually or more frequently if there is any indication of impairment.

For the purpose of determining the impairment of a cash-generating unit to which a part of goodwill has been allocated, the carrying amount of that cash-generating unit, adjusted by the theoretical amount of the goodwill attributable to the non-controlling interests, in the event they are not valued at fair value, is compared with its recoverable amount.

The recoverable amount of a cash-generating unit is equal to the fair value less sale costs or its value in use, whichever is greater. Value in use is calculated as the discounted value of the cash flow projections that the unit’s management estimates and is based on the latest budgets approved for the coming years. The main assumptions used in its calculation are: a sustainable growth rate to extrapolate the cash flows indefinitely, and the discount rate used to discount the cash flows, which is equal to the cost of the capital assigned to each cash-generating unit, and equivalent to the sum of the risk-free rate plus a risk premium inherent to the cash-generating unit being evaluated for impairment.

If the carrying amount of the cash-generating unit exceeds the related recoverable amount, the Group recognizes an impairment loss; the resulting loss is apportioned by reducing, first, the carrying amount of the goodwill allocated to that unit and, second, if there are still impairment losses remaining to be recognized, the carrying amount of the remainder of the assets. This is done by allocating the remaining loss in proportion to the carrying amount of each of the assets in the unit. In the event the non-controlling interests are measured at fair value, the deterioration of goodwill attributable to non-controlling interests will be recognized. In any case, an impairment loss recognized for goodwill shall not be reversed in a subsequent period.

Goodwill impairment losses are recognized under the heading "Impairment or reversal of impairment on non-financial assets – Intangible assets” in the consolidated income statements (see Note 48).

Other intangible assets

These assets may have an indefinite useful life if, based on an analysis of all relevant factors, it is concluded that there is no foreseeable limit to the period over which the asset is expected to generate net cash flows for the consolidated entities. In all other cases they have a finite useful life (see Note 18).

Intangible assets with a finite useful life are amortized according to the duration of this useful life, using methods similar to those used to depreciate tangible assets. The defined useful life intangible asset is made up mainly of IT applications acquisition costs which have a useful life of 3 to 5 years. The depreciation charge of these assets is recognized in the accompanying consolidated income statements under the heading "Depreciation and amortization" (see Note 45).

The consolidated entities recognize any impairment loss on the carrying amount of these assets with charge to the heading “Impairment or reversal of impairment on non - financial assets- Intangible assets” in the accompanying consolidated income statements (see Note 48). The criteria used to recognize the impairment losses on these assets and, where applicable, the recovery of impairment losses recognized in prior years, are similar to those used for tangible assets.

2.2.9 Insurance and reinsurance contracts

The assets and liabilities of the BBVA Group’s insurance subsidiaries are recognized according to their nature under the corresponding headings of the consolidated balance sheets, and the initial recognition and valuation is carried out according to the criteria set out in IFRS 4.

The heading “Insurance and reinsurance assets” in the accompanying consolidated balance sheets includes the amounts that the consolidated insurance subsidiaries are entitled to receive under the reinsurance contracts entered into by them with third parties and, more specifically, the reinsurer´s share of the technical provisions recognized by the consolidated insurance subsidiaries.

The heading “Liabilities under insurance and reinsurance contracts” in the accompanying consolidated balance sheets includes the technical provisions for direct insurance and inward reinsurance recognized by the consolidated insurance subsidiaries to cover claims arising from insurance contracts open at period-end (see Note 23).

The income or expenses reported by the BBVA Group’s consolidated insurance subsidiaries on their insurance activities is recognized, in accordance with their nature, in the corresponding items of the consolidated income statements.

The consolidated insurance entities of the BBVA Group recognize the amounts of the premiums written and a charge for the estimated cost of the claims that will be incurred at their final settlement to their consolidated income statements. At the close of each year the amounts collected and unearned, as well as the costs incurred and unpaid, are accrued.

The most significant provisions recorded by consolidated insurance entities with respect to insurance policies issued by them are set out by their nature in Note 23.

According to the type of product, the provisions may be as follows:

Life insurance provisions:

Represents the value of the net obligations undertaken with the life insurance policyholder. These provisions include:

  Provisions for unearned premiums. These are intended for the accrual, at the date of calculation, of the premiums written. Their balance reflects the portion of the premiums received until the closing date that has to be allocated to the period from year-end to the end of the insurance policy period.
  Mathematical reserves: Represents the value of the life insurance obligations of the insurance entities at year-end, net of the policyholder’s obligations, arising from life insurance contracted.

Non-life insurance provisions:

  Provisions for unearned premiums. These provisions are intended for the accrual, at the date of calculation, of the premiums written. Their balance reflects the portion of the premiums received until the closing date that has to be allocated to the period between the year-end and the end of the policy period.
  Provisions for unexpired risks: The provision for unexpired risks supplements the provision for unearned premiums by the amount by which that provision is not sufficient to reflect the assessed risks and expenses to be covered by the consolidated insurance subsidiaries in the policy period not elapsed at year-end.

Provision for claims:

This reflects the total amount of the outstanding obligations arising from claims incurred prior to year-end. Insurance subsidiaries calculate this provision as the difference between the total estimated or certain cost of the claims not yet reported, settled or paid, and the total amounts already paid in relation to these claims.

Provision for bonuses and rebates:

This provision includes the amount of the bonuses accruing to policyholders, insurees or beneficiaries and the premiums to be returned to policyholders or insurees, as the case may be, based on the behavior of the risk insured, to the extent that such amounts have not been individually assigned to each of them.

Technical provisions for reinsurance ceded:

Calculated by applying the criteria indicated above for direct insurance, taking account of the assignment conditions established in the open reinsurance contracts.

Other technical provisions:

Insurance entities have recognized provisions to cover the probable mismatches in the market reinvestment interest rates with respect to those used in the valuation of the technical provisions.

The BBVA Group controls and monitors the exposure of the insurance subsidiaries to financial risk and, to this end, uses internal methods and tools that enable it to measure credit risk and market risk and to establish the limits for these risks.

2.2.10 Tax assets and liabilities

Expenses on corporate income tax applicable to the BBVA Group’s Spanish entities and on similar income taxes applicable to consolidated foreign entities are recognized in the consolidated income statement, except when they result from transactions on which the profits or losses are recognized directly in equity, in which case the related tax effect is also recognized in equity.

The total corporate income tax expense is calculated by aggregating the current tax arising from the application of the corresponding tax rate as per the tax base for the year (after deducting the tax credits or discounts allowable for tax purposes) and the change in deferred tax assets and liabilities recognized in the consolidated income statement.

Deferred tax assets and liabilities include temporary differences, defined as the amounts to be payable or recoverable in future years arising from the differences between the carrying amount of assets and liabilities and their tax bases (the “tax value”), and tax loss and tax credit or discount carry forwards (see Note 19).

The "Tax Assets" line item in the accompanying consolidated balance sheets includes the amount of all the assets of a tax nature, broken down into: "Current” (amounts of tax recoverable in the next twelve months) and "Deferred" (which includes the amount of tax to be recovered in future years, including those arising from tax losses or credits for deductions or rebates that can be compensated). The "Tax Liabilities" line item in the accompanying consolidated balance sheets includes the amount of all the liabilities of a tax nature, except for provisions for taxes, broken down into: "Current” (income tax payable on taxable profit for the year and other taxes payable in the next twelve months) and "Deferred" (the amount of corporate tax payable in subsequent years).

Deferred tax liabilities attributable to taxable temporary differences associated with investments in subsidiaries, associates or joint venture entities are recognized as such, except where the Group can control the timing of the reversal of the temporary difference and it is unlikely that it will reverse in the future. Deferred tax assets are recognized to the extent that it is considered probable that the consolidated entities will have sufficient taxable profits in the future against which the deferred tax assets can be utilized and are not from the initial recognition (except in the case of a business combination) of other assets or liabilities in a transaction that does not affect the fiscal outcome or the accounting result.

The deferred tax assets and liabilities recognized are reassessed by the consolidated entities at each balance sheet date in order to ascertain whether they still qualify as deferred tax assets and liabilities, and the appropriate adjustments are made on the basis of the findings of the analyses performed. In those circumstances in which it is unclear how a specific requirement of the tax law applies to a particular transaction or circumstance, and the acceptability of the definitive tax treatment depends on the decisions taken by the relevant taxation authority in future, the entity recognizes current and deferred tax liabilities and assets considering whether it is probable or not that a taxation authority will accept an uncertain tax treatment.

Thus, if the entity concludes that it is not probable that the taxation authority will accept an uncertain tax treatment, the entity uses the amount expected to be paid to (recovered from) the taxation authorities.

The income and expenses directly recognized in consolidated equity that do not increase or decrease taxable income are accounted for as temporary differences.

2.2.11 Provisions, contingent assets and contingent liabilities

The heading “Provisions” in the consolidated balance sheets includes amounts recognized to cover the BBVA Group’s current obligations arising as a result of past events. These are certain in terms of nature but uncertain in terms of amount and/or settlement date. The settlement of these obligations is deemed likely to entail an outflow of resources embodying economic benefits (see Note 24). The obligations may arise in connection with legal or contractual provisions, valid expectations formed by Group entities relative to third parties in relation to the assumption of certain responsibilities or through virtually certain developments of particular aspects of the regulations applicable to the operation of the entities; and, specifically, future legislation to which the Group will certainly be subject. The provisions are recognized in the consolidated balance sheets when each and every one of the following requirements is met:

  They represent a current obligation that has arisen from a past event. At the date of the Consolidated Financial Statements, there is more probability that the obligation will have to be met than that it will not.
  It is probable that an outflow of resources embodying economic benefits will be required to settle the obligation.
  The amount of the obligation can be reasonably estimated.

Among other items, these provisions include the commitments made to employees by some of the Group entities (mentioned in Note 2.2.12), as well as provisions for tax and legal litigation.

Contingent assets are possible assets that arise from past events and whose existence is conditional on, and will be confirmed only by, the occurrence or non-occurrence of events beyond the control of the Group. Contingent assets are not recognized in the consolidated balance sheet or in the consolidated income statement; however, they will be disclosed, should they exist, in the Notes to the Consolidated Financial Statements, provided that it is probable will give rise to an increase in resources embodying economic benefits.

Contingent liabilities are possible obligations of the Group that arise from past events and whose existence is conditional on the occurrence or non-occurrence of one or more future events beyond the control of the Group. They also include the existing obligations of the Group when it is not probable that an outflow of resources embodying economic benefits will be required to settle them; or when, in extremely rare cases, their amount cannot be measured with sufficient reliability.

Contingent liabilities are not recognized in the consolidated balance sheet or the income statement (excluding contingent liabilities from business combination) but are disclosed in the Notes to the Consolidated Financial Statements, unless the possibility of an outflow of resources embodying economic benefits is remote.

2.2.12 Pensions and other post-employment commitments

Below we provide a description of the most significant accounting policies relating to post-employment and other employee benefit commitments assumed by BBVA Group entities (see Note 25).

Short-term employee benefits

Benefits for current active employees which are accrued and settled during the year and for which a provision is not required in the entity´s accounts. These include wages and salaries, social security charges and other personnel expenses.

Costs are charged and recognized under the heading “Administration costs – Personnel expenses – Other personnel expenses” of the consolidated income statement (see Note 44.1).

Post-employment benefits – Defined-contribution plans

The Group sponsors defined-contribution plans for the majority of its active employees. The amount of these benefits is established as a percentage of remuneration and/or as a fixed amount.

The contributions made to these plans in each year by BBVA Group entities are charged and recognized under the heading “Administration costs – Personnel expenses – Defined-contribution plan expense” of the consolidated income statement (see Note 44.1).

Post-employment benefits – Defined-benefit plans

Some Group entities maintain pension commitments with employees who have already retired or taken early retirement, certain closed groups of active employees still accruing defined benefit pensions, and in-service death and disability benefits provided to most active employees. These commitments are covered by insurance contracts, pension funds and internal provisions.

In addition, some of the Spanish entities have offered certain employees the option to retire before their normal retirement age, recognizing the necessary provisions to cover the costs of the associated benefit commitments, which include both the liability for the benefit payments due as well as the contributions payable to external pension funds during the early retirement period.

Furthermore, certain Group entities provide welfare and medical benefits which extend beyond the date of retirement of the employees entitled to the benefits.

All of these commitments are quantified based on actuarial valuations, with the amounts recorded under the heading “Provisions – Provisions for pensions and similar obligations” in the consolidated balance sheet and determined as the difference between the value of the defined-benefit commitments and the fair value of plan assets at the date of the Consolidated Financial Statements (see Note 25).

Current service cost are charged and recognized under the heading “Administration costs – Personnel expenses – Defined-benefit plan expense” of the consolidated income statement (see Note 44.1).

Interest credits/charges relating to these commitments are charged and recognized under the headings “Interest and other income” and “Interest expense” of the consolidated income statement (see Note 37).

Past service costs arising from benefit plan changes as well as early retirements granted during the year are recognized under the heading “Provisions or reversals of provisions” of the consolidated income statement (see Note 46).

Other long-term employee benefits

In addition to the above commitments, certain Group entities provide long-term service awards to their employees, consisting of monetary amounts or periods of vacation granted upon completion of a number of years of qualifying service.

These commitments are quantified based on actuarial valuations and the amounts recorded under the heading “Provisions – Other long-term employee benefits” of the consolidated balance sheet (see Note 24).

Valuation of commitments: actuarial assumptions and recognition of gains/losses

The present value of these commitments is determined based on individual member data. Active employee costs are determined using the “projected unit credit” method, which treats each period of service as giving rise to an additional unit of benefit and values each unit separately.

In establishing the actuarial assumptions we take into account that:

  They should be unbiased, i.e. neither unduly optimistic nor excessively conservative.
  Each assumption does not contradict the others and adequately reflect the existing relationship between economic variables such as price inflation, expected wage increases, discount rates and the expected return on plan assets, etc. Future wage and benefit levels should be based on market expectations, at the balance sheet date, for the period over which the obligations are to be settled.
  The interest rate used to discount benefit commitments is determined by reference to market yields, at the balance sheet date, on high quality bonds.

The BBVA Group recognizes actuarial gains/losses relating to early retirement benefits, long service awards and other similar items under the heading “Provisions or reversal of provisions” of the consolidated income statement for the period in which they arise (see Note 46). Actuarial gains/losses relating to pension and medical benefits are directly charged and recognized under the heading "Accumulated other comprehensive income – Items that will not be reclassified to profit or loss – Actuarial gains or losses on defined benefit pension plans" of equity in the consolidated balance sheet (see Note 30).

2.2.13 Equity-settled share-based payment transactions

Provided they constitute the delivery of such equity instruments following the completion of a specific period of services, equity-settled share-based payment transactions are recognized as an expense for services being provided by employees, by way of a balancing entry under the heading “Shareholders’ funds – Other equity instruments” in the consolidated balance sheet. These services are measured at fair value for the employees services received, unless such fair value cannot be calculated reliably. In such case, they are measured by reference to the fair value of the equity instruments granted, taking into account the date on which the commitments were granted and the terms and other conditions included in the commitments.

When the initial compensation agreement includes what may be considered market conditions among its terms, any changes in these conditions will not be reflected in the consolidated income statement, as these have already been accounted for in calculating the initial fair value of the equity instruments. Non-market vesting conditions are not taken into account when estimating the initial fair value of equity instruments, but they are taken into account when determining the number of equity instruments to be issued. This will be recognized on the consolidated income statement with the corresponding increase in total consolidated equity.

2.2.14 Termination benefits

Termination benefits are recognized in the financial statements when the BBVA Group agrees to terminate employment contracts with its employees and has established a detailed plan.

2.2.15 Treasury shares

The value of common stock issued by the BBVA Group’s entities and held by them - basically, shares and derivatives on the Bank’s shares held by some consolidated entities that comply with the requirements to be recognized as equity instruments - are recognized as a decrease to net equity, under the heading "Shareholders’ funds - Treasury stock" in the consolidated balance sheets (see Note 29).

These financial assets are recognized at acquisition cost, and the gains or losses arising on their disposal are credited or debited, as appropriate, to the heading “Shareholders’ funds - Retained earnings” in the consolidated balance sheets (see Note 28).

2.2.16 Foreign-currency transactions and exchange differences

The BBVA Group’s functional currency, and thus the currency in which the Consolidated Financial Statements are presented, is the euro. As such, all balances and transactions denominated in currencies other than the euro are deemed to be denominated in “foreign currency”.

Conversion to euros of the balances held in foreign currency is performed in two consecutive stages:

  Conversion of the foreign currency to the entity’s functional currency (currency of the main economic environment in which the entity operates); and
  Conversion to euros of the balances held in the functional currencies of the entities whose functional currency is not the euro.

Conversion of the foreign currency to the entity’s functional currency

Transactions denominated in foreign currencies carried out by the consolidated entities (or entities accounted for using the equity method) are initially accounted for in their respective currencies. Subsequently, the monetary balances in foreign currencies are converted to their respective functional currencies using the exchange rate at the close of the financial year. In addition,

  Non-monetary items valued at their historical cost are converted to the functional currency at the exchange rate applicable on the purchase date.
  Non-monetary items valued at their fair value are converted at the exchange rate in force on the date on which such fair value was determined.
  Income and expenses are converted at the period’s average exchange rates for all the operations carried out during the year. When applying this criterion the BBVA Group considers whether significant variations have taken place in exchange rates during the year which, owing to their impact on the statements as a whole, may require the application of exchange rates as of the date of the transaction instead of such average exchange rates.

The exchange differences produced when converting the balances in foreign currency to the functional currency of the consolidated entities are generally recognized under the heading "Exchange differences, net" in the consolidated income statements (see Note 41). However, the exchange differences in non-monetary items, measured at fair value, are recognized temporarily in consolidated equity under the heading “Accumulated other comprehensive income - Items that may be reclassified to profit or loss - Exchange differences” in the consolidated balance sheets (see Note 30).

Conversion of functional currencies to euros

The balances in the financial statements of consolidated entities whose functional currency is not the euro are converted to euros as follows:

  Assets and liabilities: at the closing spot exchange rates as of the date of each of the consolidated balance sheets.
  Income and expenses and cash flows are converted by applying the exchange rate applicable on the date of the transaction, and the average exchange rate for the financial year may be used, unless it has undergone significant variations.
  Equity items: at the historical exchange rates.

The exchange differences arising from the conversion to euros of balances in the functional currencies of the consolidated entities whose functional currency is not the euro are recognized under the heading “Accumulated other comprehensive income – Items that may be reclassified to profit or loss - Exchange differences” in the consolidated balance sheets (Notes 30 and 31 respectively). Meanwhile, the differences arising from the conversion to euros of the financial statements of entities accounted for by the equity method are recognized under the heading " Accumulated other comprehensive income - Items that may be reclassified to profit or loss - Entities accounted for using the equity method" (Note 30) until the item to which they relate is derecognized, at which time they are recognized in the income statement.

The financial statements of companies of hyperinflationary economies are restated for the effects of changes in prices before their conversion to euros following the provisions of IAS 29 "Financial information in hyperinflationary economies" (see note 2.2.20). Both these adjustments for inflation and the exchange differences that arise when converting the financial statements of companies into hyperinflationary economies are accounted for in Reserves.

The breakdown of the main consolidated balances in foreign currencies, with reference to the most significant foreign currencies, is set forth in Appendix VII.

Venezuela

Local financial statements of the Group subsidiaries in Venezuela are expressed in Venezuelan Bolivar, and converted into euros for the consolidated financial statements. As Venezuela is a country with strong exchange restrictions and has different rates officially published, since December 31, 2015, the Board of Directors considers that the use of the Venezuelan official exchanges rates for converting bolivars into euros in preparing the Consolidated Financial Statements does not reflect the true picture of the financial statements of the Group and the financial position of the Group subsidiaries in Venezuela. Therefore, since the year ended December 31, 2015, the exchange rate for converting bolivars into euros is an estimation taking into account the lack of official data and the evolution of the estimated inflation in Venezuela.

As of December 31, 2018, 2017 and 2016, the impact on the financial statements that would have resulted by applying the last published official exchange rate instead of the exchange rate estimated by BBVA Group was not significant.

2.2.17 Recognition of income and expenses

The most significant policies used by the BBVA Group to recognize its income and expenses are as follows.

Interest income and expenses and similar items:

As a general rule, interest income and expenses and similar items are recognized on the basis of their period of accrual using the effective interest rate method.

They shall be recognized within the consolidated income statement according to the following criteria, independently from the financial instruments’ portfolio which generates the income or expenses:

  The interest income past-due before the initial recognition and pending to be received will form part of the gross carrying amount of the debt instrument.
  The interest income accrued after the initial recognition will form part of the gross carrying amount of the debt instrument until it will be received.

The financial fees and commissions that arise on the arrangement of loans and advances (basically origination and analysis fees) are deferred and recognized in the income statement over the expected life of the loan. From that amount, the transaction costs identified as directly attributable to the arrangement of the loans and advances will be deducted. These fees are part of the effective interest rate for the loans and advances.

Once a debt instrument has been impaired, interest income is recognized applying the effective interest rate used to discount the estimated recoverable cash flows on the carrying amount of the asset.

Income from dividends received:

Dividends shall be recognized within the consolidated income statement according to the following criteria, independently from the financial instruments’ portfolio which generates this income:

  When the right to receive payment has been declared before the initial recognition and when the payment is pending to be received, the dividends will not form part of the gross carrying amount of the equity instrument and will not be recognized as income. Those dividends are accounted for as financial assets separately from the net equity instrument.
  If the right to receive payment is received after the initial recognition, the dividends from the net equity instruments will be recognized within the consolidated income statement. If the dividends correspond indubitable to the profits of the issuer before the date of initial recognition, they will not be recognized as income but as reduction of the gross carrying amount of the equity instrument because it represents a partly recuperation of the investment. Amongst other circumstances, the generation date can be considered to be prior to the date of initial recognition if the amounts distributed by the issuer as from the initial recognition are higher than its profits during the same period.

Commissions, fees and similar items:

  Income and expenses relating to commissions and similar fees are recognized in the consolidated income statement using criteria that vary according to the nature of such items. The most significant items in this connection are:
  Those relating to financial assets and liabilities measured at fair value through profit or loss, which are recognized when collected/paid.
  Those arising from transactions or services that are provided over a period of time, which are recognized over the life of these transactions or services.
  Those relating to a singular transaction, which are recognized when this singular transaction is carried out.

Non-financial income and expenses:

These are recognized for accounting purposes on an accrual basis.

Deferred collections and payments:

These are recognized for accounting purposes at the amount resulting from discounting the expected cash flows at market rates.

2.2.18 Sales of assets and income from the provision of non-financial services

The heading “Other operating income” in the consolidated income statements includes the proceeds of the sales of assets and income from the services provided by the Group entities that are not financial institutions. In the case of the Group, these entities are mainly real estate and service entities (see Note 42).

2.2.19 Leases

Lease contracts are classified as finance leases from the inception of the transaction if they substantially transfer all the risks and rewards incidental to ownership of the asset forming the subject-matter of the contract. Leases other than finance leases are classified as operating leases.

When the consolidated entities act as the lessor of an asset under finance leases, the aggregate present values of the lease payments receivable from the lessee plus the guaranteed residual value (normally the exercise price of the lessee’s purchase option on expiration of the lease agreement) are recognized as financing provided to third parties and, therefore, are included under the heading “Loans and receivables” in the accompanying consolidated balance sheets (see Note 14).

When the consolidated entities act as lessors of an asset in operating leases, the acquisition cost of the leased assets is recognized under "Tangible assets – Property, plant and equipment – Other assets leased out under an operating lease" in the consolidated balance sheets (see Note 17). These assets are depreciated in line with the criteria adopted for items of tangible assets for own use, while the income arising from the lease arrangements is recognized in the consolidated income statements on a straight-line basis within "Other operating expenses" (see Note 42).

If a fair value sale and leaseback results in an operating lease, the profit or loss generated from the sale is recognized in the consolidated income statement at the time of sale. If such a transaction gives rise to a finance lease, the corresponding gains or losses are accrued over the lease period.

The assets leased out under operating lease contracts to other entities in the Group are treated in the Consolidated Financial Statements as for own use, and thus rental expense and income is eliminated in consolidation and the corresponding depreciation is recognized.

2.2.20 Entities and branches located in countries with hyperinflationary economies

In accordance with the IFRS criteria, to determine whether an economy has a high inflation rate, the country's economic situation is examined, analyzing whether certain circumstances are fulfilled, such as whether the population prefers to keep its wealth or savings in non-monetary assets or in a relatively stable foreign currency, whether prices can be set in that currency, whether interest rates, wages and prices are pegged to a price index or whether the accumulated inflation rate over three years reaches or exceeds 100%. The fact that any of these circumstances is fulfilled will not be a decisive factor in considering an economy hyperinflationary, but it does provide some reasons to consider it as such.

Argentina

In 2018, the Argentinian economy was considered to be hyperinflationary as defined by the aforementioned criteria. Accordingly, as of December 31, 2018, it was necessary to adjust the financial statements of the Group's subsidiaries based in Argentina to correct for the effect of inflation.

Pursuant to the requirements of IAS 29, the monetary headings (mainly loans and deposits) have not been re-expressed, while the non-monetary headings (mainly tangible fixed assets and equity) have been re- expressed in accordance with the change in the country's Consumer Price Index.

The accumulated historical differences between the re-expressed costs and the previous costs in the non-monetary headings as of December 31, 2017 were credited to “Equity” in the balance sheet, effective on January 1, 2018, while the differences corresponding to 2018, and the re-expression of results were recognized in the consolidated income statement for 2018 in accordance with the nature of the income and expenses.

During the year ended December 31, 2018 there was a reclassification in “Transfers within total equity” of the Consolidated Statements of Changes in Equity between “Accumulated other comprehensive income” and “Shareholders’ funds – Retained earnings” for €1,096 million, and from “Non-controlling interest – Accumulated other comprehensive income (loss)” to “Non-controlling interest – Other” for €540 million in accordance with IAS 29 and the accounting policy approved by the Group in relation to the hyperinflation (see Note 1.3).

During 2018, the increase in the reserves of Group entities located in Argentina derived from the re-expression for hyperinflation (IAS 29) amounted to €703 million, of which €463 million have been recorded within “Shareholders’ funds - Retained earnings” and €240 million within “Minority interests – Other”. Furthermore, during 2018 the decrease in the reserves of Group entities located in Argentina derived from conversion (IAS 21) amounts to €-773 million, of which €-515 million have been recorded within “Shareholders’ funds - Retained earnings”, and €-258 million within “Minority interests – Other”. The net impact of both effects is presented under the caption “Other increases or (-) decreases in equity” in the consolidated Statement of Changes in Equity for the year ended December 31, 2018. The net loss in the profit attributable to the parent company of the Group in 2018 derived from the application of IAS 29 amounted to €209 million. In addition, there is a net loss in the profit attributable to the parent company of the Group in 2018 derived from the application of IAS 21 which amounted to €57 million.

The breakdown of the General Price Index (“GPI”) and the inflation index used as of December 31, 2018 for the inflation restatement of the financial statements of the Group companies located in Argentina is as follows:

General Price Index
2018
GPI	184
Average GPI	152
Inflation of the period	48%

Venezuela

Since 2009, the economy of Venezuela can be considered hyperinflationary under the above criteria. As a result, the financial statements of the BBVA Group’s entities located in Venezuela have therefore been adjusted to correct for the effects of inflation in accordance with IAS 29 “Financial Reporting in Hyperinflationary Economies“. As stated in Note 1.3, BBVA has restated prior year information in relation to a change in the accounting policy for applying IAS 29.

The losses recognized under the heading “Profit attributable to the parent company” in the accompanying consolidated income statement as a result of the adjustment for inflation on net monetary position of the Group entities in Venezuela amounted to €12, €13 and €28 million in 2018, 2017 and 2016 respectively (see Note 2.2.16).

2.3 Recent IFRS pronouncements

Changes introduced in 2018

The following amendments to the IFRS standards or their interpretations (hereinafter “IFRIC”) became effective on or after January 1, 2018.

IFRS 9 - “Financial instruments”

IFRS 9 replaced IAS 39 for financial statements from January 1, 2018 onwards and includes new classification and measurement requirements for financial assets and liabilities and impairment requirements for financial assets (see Note 2.2.1).

Regarding the hedge accounting, the Group has elected to continue applying IAS 39 to its hedge accounting as permitted by IFRS 9.

Amended IFRS 9 – Prepayment Features with Negative Compensation

The amendments to IFRS 9 allow entities to measure certain prepayable financial assets with negative compensation at amortized cost or at fair value through other comprehensive income if a specified condition is met, instead of at fair value through profit or loss. The condition is that the financial asset would otherwise meet the criteria of having contractual cash flows that are solely payments of principal and interest but do not meet that condition only as a result of that prepayment feature.

The amendments should be applied to the accounting periods beginning on or after January 1, 2019, although early application is permitted. The Group has applied this amendment to the accounting period beginning on January 1, 2018 and it has not had a significant impact on the Group´s financial statements.

Amended IFRS 7 - “Financial instruments: Disclosures”

The IASB modified IFRS 7 in December 2011 to include new disclosures on financial instruments that entities have to provide in the period that they apply IFRS 9 for the first time.

IFRS 15 - “Revenue from contracts with customers”

IFRS 15 contains the principles that an entity shall apply to account for revenue and cash flows arising from a contract with a customer (see Note 2.2.17).

The core principle of IFRS 15 is that a company should recognize revenue to depict the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services, in accordance with contractual agreements (either over time or at a certain time). It is considered that the good or service is transferred when the customer obtains control over it.

The new Standard replaces IAS 18 – Revenue, IAS 11 - Construction Contracts, IFRIC 13 - Customer Loyalty Programmes, IFRIC 15 - Agreements for the Construction of Real Estate, IFRIC 18 - Transfers of Assets from Customers and SIC 31 – Revenue-Transactions Involving Advertising Services.

This standard has not had a significant impact on the Group's Consolidated Financial Statements.

IFRS 2 – “Classification and Measurement of Share-based Payment Transactions”

The amendments made to IFRS 2 provide requirements on three different aspects:

  When measuring the fair value of a cash-settled share-based payment vesting conditions, other than market conditions, the conditions for the irrevocability shall be taken into account by adjusting the number of awards included in the measurement of the liability arising from the transaction.
  A transaction in which an entity settles a share-base payment arrangement net by withholding a specified portion of the equity instruments to meet a statutory tax withholding obligation will be classified as equity settled in its entirety if, without the net settlement feature, the entire share-based payment would otherwise be classified as equity-settled.
  In case of modification of a share-based payment from cash-settled to equity-settled, the modification will be accounted for derecognizing the original liability and recognizing in equity the fair value of the equity instruments granted to the extent that services have been rendered up to the modification date; any difference will be recognized immediately in profit or loss.

This standard has not had a significant impact on the Group's Consolidated Financial Statements.

Amended IFRS 4 – “Insurance Contracts”

The amendments made to IFRS 4 address the temporary accounting consequences of the different effective dates of IFRS 9 and the forthcoming insurance contracts standard, by introducing two optional solutions:

  The deferral approach or temporary exemption, that gives entities whose predominant activities are connected with insurance the option to defer the application of IFRS 9 and continue applying IAS 39 until 2021.
  The overlay approach, that gives all issuers of insurance contracts the option to recognize in other comprehensive income, rather than profit or loss, the additional accounting volatility that may arise from applying IFRS 9 compared to applying IAS 39 before applying the forthcoming insurance contracts standard.

This standard has not had a significant impact on the Group's Consolidated Financial Statements.

Annual improvements cycle to IFRSs 2014-2016 – Minor amendments to IFRS 1 and IAS 28

The annual improvements cycle to IFRSs 2014-2016 includes minor changes and clarifications to IFRS 1- First-time Adoption of International Financial Reporting Standards and IAS 28 – Investments in Associates and Joint Ventures, which should be applied to the accounting periods beginning on or after January 1, 2018, although early application was permitted for modifications to IAS 28.

This standard has not had a significant impact on the Group's Consolidated Financial Statements.

IFRIC 22 – Foreign Currency Transactions and Advance Consideration

The Interpretation addresses how to determine the date of the transaction, and thus, the exchange rate to use to translate the related asset, expense or income on initial recognition, in circumstances in which a non-monetary prepayment asset or a non-monetary deferred income liability arising from the payment or receipt of advance consideration is recognized in advance of the related asset, income or expense. It requires that the date of the transaction will be the date on which an entity initially recognizes the non-monetary asset or non-monetary liability.

If there are multiple payments or receipts in advance, the entity shall determine a date of the transaction for each payment or receipt of advance consideration.

This standard has not had a significant impact on the Group's consolidated financial statements.

Amended IAS 40 – Investment Property

The amendment states that an entity shall transfer a property to, or from, investment property when, and only when, there is evidence of a change in use. A change in use occurs when the property meets, or ceases to meet, the definition of investment property.

This standard has not had a significant impact on the Group's financial statements.

Standards and interpretations issued but not yet effective as of December 31, 2018

The following new International Financial Reporting Standards together with their interpretations had been published at the date of preparation of the accompanying consolidated financial statements, but are not mandatory as of December 31, 2018. Although in some cases the IASB allows early adoption before their effective date, the BBVA Group has not proceeded with this option for any such new standards.

Amended IFRS 10 – “Consolidated financial statements” and IAS 28 amended

The amendments to IFRS 10 and IAS 28 establish that when an entity sells or transfers assets which are considered a business (including its consolidated subsidiaries) to an associate or joint venture of the entity, the latter will have to recognize any gains or losses derived from such transaction in its entirety. Notwithstanding, if the assets sold or transferred are not considered a business, the entity will have to recognize the gains or losses derived only to the extent of the interests in the associate or joint venture with unrelated investors.

These changes will be applicable to accounting periods beginning on the effective date, still to be determined, although early adoption is allowed.

IFRS 16 – “Leases”

On January 13, 2016, the IASB issued IFRS 16 which will replace IAS 17 “Leases” for financial statements from January 1, 2019 onwards. The new standard introduces a single lessee accounting model and will require a lessee to recognize assets and liabilities for all leases. The only exceptions are short-term contracts and those in which the underlying assets have low value. A lessee will be required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments.

With regard to lessor accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17. Accordingly, a lessor will continue to classify its leases as operating leases or finance leases, and account for those two types of leases differently.

During the financial years 2017 and 2018 the Group has carried out a project to implement IFRS 16 with the participation of all affected areas. The standard will mainly affect the accounting of operating leases of the Group.

With regard to the estimated impact on the Consolidated Financial Statements, at the transition date, the Group has decided to apply the modified retrospective approach which requires recognition of a lease liability equal to the present value of the future payments committed on January 1, 2019. Regarding the measurement of the right-of-use asset, the Group has elected to record an amount equal to the lease liability. As a result of this approach, the Group expects to recognize assets for the right-of-use and lease liabilities for an approximate amount of 3,600 million euros mainly coming from the Group’s activity in Spain as well as from bank branches leases. The estimated impact in terms of capital (CET1) for the Group amounts to -12 basis points.

The final impact of adopting the standard as of January 1, 2019 may change because:

  the Group has not concluded the tests;
  the new accounting policies, methodologies and parameters may be subject to changes until the Group presents its financial statements that include the final impact as of the date of initial application.

IFRS 17 – Insurance Contracts

IFRS 17 establishes the principles for the accounting for insurance contracts and supersedes IFRS 4. The new standard introduces a single accounting model for all insurance contracts and requires the entities to use updated assumptions.

An entity shall divide the contracts into groups and recognize and measure groups of insurance contracts at the total of:

  the fulfilment cash flows, that comprises the estimate of future cash flows, an adjustment to reflect the time value of money and the financial risk associated with the future cash flows and a risk adjustment for non-financial risk; and
  the contractual service margin that represents the unearned profit.

The amounts recognized in the consolidated income statement shall be disaggregated into insurance revenue, insurance service expenses and insurance finance income or expenses. Insurance revenue and insurance service expenses shall exclude any investment components. Insurance revenue shall be recognized over the period the entity provides insurance coverage and in proportion to the value of the provision of coverage that the insurer provides in the period.

This Standard will be applied to the accounting years starting on or after January 1, 2021.

IFRIC 23 - Uncertainty over Income Tax Treatments

IFRIC 23 provides guidance on how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments.

If the entity considers that it is probable that the taxation authority will accept an uncertain tax treatment, the Interpretation requires the entity to determine taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment used or planned to be used in its income tax filings.

If the entity considers that it is not probable that the taxation authority will accept an uncertain tax treatment, the Interpretation requires the entity to use the most likely amount or the expected value (sum of the probability. weighted amounts in a range of possible outcomes) in determining taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates. The method used should be the method that the entity expects to provide the better prediction of the resolution of the uncertainty.

The interpretation will be applied to the accounting periods beginning on or after January 1, 2019.

Amended IAS 28 – Long-term Interests in Associates and Joint Ventures

The amendments to IAS 28 clarify that an entity is required to apply IFRS 9 to long term interests in an associate or joint venture that, in substance, form part of the net investment in the associate or joint venture but to which the equity method is not applied.

The amendments will be applied to the accounting periods beginning on or after January 1, 2019.

Annual improvements cycle to IFRSs 2015-2017

The annual improvements cycle to IFRSs 2015-2017 includes minor changes and clarifications to IFRS 3- Business Combinations, IFRS 11 – Joint Arrangements, IAS 12 – Income Taxes and IAS 23 – Borrowing Costs, which will be applied to the accounting periods beginning on or after January 1, 2019, although early application is permitted.

Amended IAS 19 – Plan Amendment, Curtailment or Settlement

The small amendments in IAS 19 concern the cases if a plan is amended, curtailed or settled during the period. In these cases, an entity should ensure that the current service cost and the net interest for the period after the remeasurement are determined using the assumptions used for the remeasurement. In addition, amendments have been included to clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding the asset ceiling.

The amendments will be applied to the accounting periods beginning on or after January 1, 2019.

Amended IFRS 3 – Definition of a business

The amendments clarify the difference between the acquisition of a business or the acquisition of a set of assets. To determine whether a transaction is an acquisition of a business, an entity should evaluate and conclude if the two following conditions are fulfilled:

  the fair value of the acquired assets is not concentrated in one single asset or group of similar assets.
  the entirety of acquired activities and assets includes, as a minimum, an input and a substantial process which, together, contribute to the capacity to create products.

The amendments will be applied to the accounting periods beginning on or after January 1, 2020, although early application is permitted.

Amended IAS 1 and IAS 8 – Definition of material

The amendments clarify the definition of material in the elaboration of the financial statements by aligning the definition of the conceptual framework, IAS 1 and IAS 8 (which, before the amendments, included similar but not identical definitions). The new definition of material is the following: “Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity”.

The amendments will be applied to the accounting periods beginning on or after January 1, 2020, although early application is permitted.

2.4 Transition to IFRS 9 and condensed consolidated opening balance sheet as of January 1, 2018

2.4.1 Transition to IFRS 9

As mentioned in the Notes 1.3, 2.2.1 and 2.3, IFRS 9 replaced IAS 39 for financial statements from January 1, 2018 onwards and includes new classification and measurement requirements for financial assets and liabilities, impairment requirements for financial assets and hedge accounting policy.

The application of this standard on January 1, 2018, had a significant impact on the consolidated financial statements of the Group at that date.

Classification and measurement of financial instruments

Financial assets

IFRS 9 has a new approach to classification and measurement of financial assets which is a mirror of the business model used for asset management purposes and its cash flow characteristics.

IFRS 9 contains three main categories for financial assets classification: valued at amortized cost, valued at fair value with changes in other accumulated comprehensive income, and valued at fair value through profit or loss. The standard eliminates the IAS 39 categories of held-to-maturity investments, loans and receivables, and available-for-sale financial assets.

The classification of financial instruments measured at amortized cost or fair value must be carried out on the basis of: the entity's business model and the assessment of the contractual cash flow, commonly known as the "solely payments of principle and interest" criterion (hereinafter, the SPPI). The purpose of the SPPI test is to determine whether in accordance with the contractual characteristics of the instrument its cash flows only represent the return of the principal and interest, basically understood as consideration for the time value of money and the debtor's credit risk.

A financial instrument will be classified in the amortized cost portfolio when it is managed with a business model whose purpose is to maintain the financial assets to receive contractual cash flows, and passes the SPPI test. They will be classified in the portfolio of financial assets at fair value with changes in other comprehensive income if they are managed with a business model whose purpose combines collection of the contractual cash flows and sale of the assets, and meets the SPPI test. They will be classified at fair value with changes in profit and loss provided that the entity's business model for their management or the contractual characteristics of its cash flows do not require classification into one of the portfolios described above.

The Group reviewed the existing business models in the geographic areas where it operates to establish classification in accordance with IFRS 9, taking into account the special characteristics of the local structures and organizations, as well as the type of products.

The Group has defined criteria to determine the acceptable frequency and reasons for sales so that the instrument can remain in the category of held to collect contractual cash flows.

Regardless of the frequency and importance of the sales, some types of sales are not incompatible with the category of held to collect contractual flows: sales due to reduction in credit quality; sales close to the maturity of transactions so that variations in market prices will not have a significant effect on the cash flows of the financial asset; sales in response to a change in regulations or in taxation; sales in response to an internal restructuring or significant business combination; sales derived from the execution of a liquidity crisis plan when the crisis event is not reasonably foreseeable.

The Group segmented the portfolio of instruments for carrying out the SPPI test by differentiating products with standard contracts (all the instruments have identical contractual characteristics and are broadly used), for which the Group has carried out the SPPI test by reviewing the standard framework contract. For those products with similar, but not identical characteristics compliance has been assessed through a sampling exercise of contracts. All the financial instruments with specific contractual characteristics have been analyzed individually.

As a result of the analyses carried out on both the business model and the contractual characteristics, certain accounting reclassifications resulted affecting both financial assets and, as the case may be, financial liabilities related to those assets. In general, there is a greater volume of assets valued at fair value with changes in the income statement and the valuation method of some instruments has also been changed according to the one that best reflects the business model to which they belong. Changes in the valuation model to avoid exceeding the criterion of solely payment of principal and interest are not significant.

As of December 31, 2017, the Group had certain investments in financial instruments classified as available-for-sale which, in accordance with IFRS 9, the Group designated as financial assets at fair value through other comprehensive income. As a result, all the gains and losses at fair value of these instruments are now reported in accumulated other comprehensive income. Impairment losses would not be recognized to profit and loss, and gains or losses would not be reclassified to the income statement in the case of divestment. The remaining investments held by the Group as of December 31, 2017 in equity instruments classified as available-for-sale are now accounted for as fair value through changes in profit or loss.

Financial liabilities

IFRS 9 largely maintains the requirements under IAS 39 for classifying financial liabilities. However, a new aspect introduced by IFRS 9 is the recognition of changes in the fair value of the financial liabilities to which the fair value option is applied. In this case, the changes in the fair value attributable to the credit risk itself are recognized as other comprehensive income, while the rest of the variation is recognized in the income statement. In any case, the variation of credit risk itself may be recognized in the income statement if the treatment described above generates accounting asymmetry.

Financial assets impairments

IFRS 9 replaced the "incurred loss" model in IAS 39 with one of "expected credit loss". The IFRS 9 impairment model is applied to financial assets valued at amortized cost and to financial assets valued at fair value through other comprehensive income, except for investments in equity instruments and contracts for financial guarantees and loan commitments unilaterally revocable by BBVA. Likewise, all the financial instruments valued at fair value with change through profit and loss are excluded from the impairment model.

The new standard classifies financial instruments into three categories, which depend on the evolution of their credit risk from the moment of initial recognition. The first category includes the transactions when they are initially recognized (Stage 1); the second comprises the financial assets for which a significant increase in credit risk has been identified since its initial recognition (Stage 2) and the third one, the impaired financial assets (Stage 3).

The calculation of the provisions for credit risk in each of these three categories must be done differently. In this way, expected loss up to 12 months for the financial assets classified in the first of the aforementioned categories must be recorded, while expected losses estimated for the remaining life of the financial assets classified in the other two categories must be recorded. Thus, IFRS 9 differentiates between the following concepts of expected loss:

  Expected loss at 12 months: expected credit loss that arises from possible default events within 12 months following the presentation date of the financial statements; and
  Expected loss during the life of the transaction: this is the expected credit loss that arises from all possible default events over the remaining life of the financial instrument.

All this requires considerable judgment, both in the modeling for the estimation of the expected losses and in the forecasts, on how the economic factors affect such losses, which must be carried out on a weighted probability basis.

The BBVA Group has applied the following definitions in accordance with IFRS 9:

  Default

BBVA has applied a definition of default for financial instruments that is consistent with that used in internal credit risk management, as well as the indicators under applicable regulation at the date of implementation of IFRS 9. Both qualitative and quantitative indicators have been considered.

The Group has considered there is a default when one of the following situations occurs:

- payment past-due for more than 90 days; or

- there are reasonable doubts regarding the full reimbursement of the instrument.

In accordance with IFRS 9, the 90-day past-due stipulation may be waived in cases where the entity considers it appropriate, based on reasonable and documented information that it is appropriate to use a longer term. As of December 31, 2018, the Group has not considered periods higher than 90 days for any of the significant portfolios.

  Credit impaired asset

An asset is credit-impaired according to IFRS 9 if one or more events have occurred and they have a detrimental impact on the estimated future cash flows of the asset. Evidence that a financial asset is credit-impaired includes observable data about the following events:

- Significant financial difficulty of the issuer or the borrower.

- A breach of contract (e.g. a default or past due event).

- A lender having granted a concession to the borrower – for economic or contractual reasons relating to the borrower’s financial difficulty – that the lender would not otherwise consider.

- It becoming probable that the borrower will enter bankruptcy or other financial reorganization.

- The disappearance of an active market for that financial asset because of financial difficulties.

- The purchase or origination of a financial asset at a deep discount that reflects the incurred credit losses.

It may not be possible to identify a single discrete event. Instead, the combined effect of several events may cause financial assets to become credit-impaired.

The definition of impaired financial assets in the Group is aligned with the definition of default explained in the above paragraphs.

  Significant increase in credit risk

The objective of the impairment requirements is to recognize lifetime expected credit losses for financial instruments for which there have been significant increases in credit risk since initial recognition considering all reasonable and supportable information, including that which is forward-looking.

The model developed by the Group for assessing the significant increase in credit risk has a two-prong approach that is applied globally, although the specific characteristics of each geographic area are respected:

- Quantitative criterion: the Group uses a quantitative analysis based on comparing the current expected probability of default over the life of the transaction with the original adjusted expected probability of default, so that both values are comparable in terms of expected default probability for their residual life. The thresholds used for considering a significant increase in risk take into account special cases according to geographic areas and portfolios. Depending on how old current financial assets are, at the time implementation of the standard, some simplification has been made to compare the probabilities of default between the current and the original moment, based on the best information available at that moment.

- Qualitative criterion: most indicators for detecting significant risk increase are included in the Group's systems through rating/scoring systems or macroeconomic scenarios, so quantitative analysis covers the majority of circumstances. The Group will use additional qualitative criteria when it considers it necessary to include circumstances that are not reflected in the rating/score systems or macroeconomic scenarios used.

Additionally, instruments under one of the following circumstances are considered Stage 2:

- More than 30 days past due. According to IFRS 9, default of more than 30 days is a presumption that can be rebutted in those cases in which the entity considers, based on reasonable and documented information, that such non-payment does not represent a significant increase in risk. As of December 31, 2018, the Group has not considered periods superior to 30 days for any of the significant portfolios.

- Watch list: They are subject to special watch by the Risks units because they show negative signs in their credit quality, even though there may be no objective evidence of impairment.

- Refinance or restructuring that does not show evidence of impairment.

Although the standard introduces a series of operational simplifications or practical solutions for analyzing the increase in significant risk, the Group does not expect to use them as a general rule. However, for high-quality assets, mainly related to certain government institutions and bodies, the standard allows for considering that their credit risk has not increased significantly because they have a low credit risk at the presentation date.

Thus the classification of financial instruments subject to impairment under the new IFRS 9 is as follows:

  Stage 1– without significant increase in credit risk

Financial assets which are not considered to have significantly increased in credit risk have loss allowances measured at an amount equal to 12 months expected credit losses.

  Stage 2– significant increases in credit risk

When the credit risk of a financial asset has increased significantly since the initial recognition, the impairment losses of that financial instrument is calculated as the expected credit loss during the entire life of the asset.

  Stage 3 - Impaired

When there is objective evidence that the instrument is credit impaired, the financial asset is transferred to this category in which the provision for losses of that financial instrument is calculated as the expected credit loss during the entire life of the asset.

Method for calculating expected loss

In accordance with IFRS 9, the measurement of expected losses must reflect:

  A considered and unbiased amount, determined by evaluating a range of possible results.
  The time value of money.
  Reasonable and supportable information that is available without undue cost or effort and that reflects current conditions and forecasts of future economic conditions.

The Group measures the expected losses both individually and collectively. The purpose of the Group's individual measurement is to estimate expected losses for significant impaired instruments, or instruments classified in Stage 2. In these cases, the amount of credit losses is calculated as the difference between expected discounted cash flows at the effective interest rate of the transaction and the carrying amount of the instrument.

For the collective measurement of expected losses the instruments are grouped into groups of assets based on their risk characteristics. Exposure within each group is segmented according to the common credit risk characteristics, similar characteristics of the credit risk, indicative of the payment capacity of the borrower in accordance with their contractual conditions. These risk characteristics have to be relevant in estimating the future flows of each group. The characteristics of credit risk may consider, among others, the following factors:

  Type of instrument.
  Rating or scoring tools.
  Credit risk scoring or rating.
  Type of collateral.
  Amount of time at default for stage 3.
  Segment.
  Qualitative criteria which can have a significant increase in risk.

Collateral value if it has an impact on the probability of a default event.

  The estimated losses are derived from the following parameters:
  PD: estimate of the probability of default in each period.
  EAD: estimate of the exposure in case of default at each future period, taking into account the changes in exposure after the presentation date of the financial statements.
  LGD: estimate of the loss in case of default, calculated as the difference between the contractual cash flows and receivables, including guarantees.

In the case of debt securities, the Group supervises the changes in credit risk through monitoring the external published credit ratings.

To determine whether there is a significant increase in credit risk that is not reflected in the published ratings, the Group has also revised the changes in bond yields, and when they are available, the prices of CDS, together with the news and regulatory information available on the issuers.

Use of present, past and future information

IFRS 9 requires incorporation of present, past and future information to detect any significant increase in risk and measure expected loss.

The standard does not require identification of all possible scenarios for measuring expected loss. However, the probability of a loss event occurring and the probability it will not occur will also have to be considered, even though the possibility of a loss may be very small. Also, when there is no linear relation between the different future economic scenarios and their associated expected losses, more than one future economic scenario must be used for the measurement.

The approach used by the Group consists of using first the most probable scenario (baseline scenario) consistent with that used in the Group's internal management processes, and then applying an additional adjustment, calculated by considering the weighted average of expected losses in other economic scenarios (one more positive and the other more negative). The main macroeconomic variables that are valued in each of the scenarios for each of the geographies in which the Group operates are GDP, tax rates, unemployment rate and LTV.

2.4.2 Condensed consolidated opening balance sheet as of January 1, 2018

Condensed Consolidated balance sheets (Millions of Euros)
ASSETS	December 2017 IAS 39	Classification and measurement of financial instruments	Impairment	Opening balance sheet 2018
Cash, cash balances at central banks and other demand deposits	42.680	-	-	42.680
Financial assets held for trading	64.695	27.159	-	91.854
Derivatives	35.265	-	-	35.265
Equity instruments	6.801	48	-	6.849
Debt securities	22.573	-	-	22.573
Loans and advances to central banks	-	245	-	245
Loans and advances to credit institutions	-	14.895	-	14.895
Loans and advances to customers	56	11.970	-	12.026
Non-trading financial assets mandatorily at fair value through profit or loss		4.451	-	4.451
Financial assets designated at fair value through profit or loss	2.709	(1.690)	-	1.019
Financial assets at fair value through other comprehensive income		62.107	8	62.115
Equity instruments		2.761	-	2.761
Debt securities		59.293	8	59.301
Loans and advances		140	-	140
Available for sale financial assets	69.476	(69.476)	-
Financial assets at amortized cost	431.521	(8.680)	(1.158)	421.685
Debt securities	10.339	19.623	(3)	29.959
Loans and advances to central banks	7.300	(245)	-	7.055
Loans and advances to credit institutions	26.261	(15.622)	22	10.661
Loans and advances to customers	387.621	(12.435)	(1.177)	374.009
Held to maturity investments	13.754	(13.754)	-
Hedging derivatives	2.485	-	-	2.485
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(25)	-	-	(25)
Joint ventures, associates and unconsolidated subsidiaries	1.588	1	-	1.589
Insurance and reinsurance assets	421	-	-	421
Tangible assets	7.191	-	-	7.191
Intangible assets	8.464	-	-	8.464
Tax assets	16.888	8	400	17.296
Other assets	4.359	-	-	4.359
Non-current assets and disposal groups held for sale	23.853	(1)	(21)	23.832
TOTAL ASSETS	690.059	125	(770)	689.414

The change registered in the heading “Financial assets held for trading” is mainly due to financial assets affected by the activity of Global Markets, which are reclassified from "Financial assets at amortized cost".

The change registered in the heading "Available for sale financial assets" are mainly due to the reclassification to the new heading "Financial assets at fair value through other comprehensive income".

The change registered in the heading “Financial assets at amortized cost” is mainly due to the reclassification to the item "Financial assets held for trading".

LIABILITIES AND EQUITY	December 2017 IAS 39	Classification and measurement of financial instruments	Impairment	Opening balance sheet 2018
Financial liabilities held for trading	46.182	34.601	-	80.783
Financial liabilities designated at fair value through profit or loss	2.222	3.273	-	5.495
Financial liabilities at amortized cost	543.713	(37.595)	-	506.118
Deposits from central banks	37.054	(3.261)	-	33.793
Deposits from credit institutions	54.516	(19.381)	-	35.135
Customer Deposits	376.379	(12.690)	-	363.689
Debt certificates	63.915	(2.266)	-	61.649
Other financial liabilities	11.850	1	-	11.851
Hedging derivatives	2.880	(112)	-	2.768
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(7)	-	-	(7)
Liabilities under insurance and reinsurance contracts	9.223	-	-	9.223
Provisions	7.477	-	125	7.602
Tax liabilities	3.298	(24)	17	3.291
Other liabilities	4.550	-	-	4.550
Liabilities included in disposal groups classified as held for sale	17.197	1	(10)	17.188
TOTAL LIABILITIES	636.736	142	132	637.010
SHAREHOLDERS’ FUNDS	53.283	71	(923)	52.432
Capital	3.267	-	-	3.267
Share premium	23.992	-	-	23.992
Other equity	54	-	-	54
Retained earnings	23.612	71	(923)	22.760
Revaluation reserves	12	-	-	12
Other reserves	(35)	-	-	(35)
Less: Treasury shares	(96)	-	-	(96)
Profit or loss attributable to owners of the parent	3.519	-	-	3.519
Less: Interim dividends	(1.043)	-	-	(1.043)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	(6.939)	(109)	13	(7.036)
MINORITY INTERESTS (NON-CONTROLLING INTEREST)	6.979	21	8	7.008
TOTAL EQUITY	53.323	(17)	(902)	52.404
TOTAL EQUITY AND TOTAL LIABILITIES	690.059	125	(770)	689.414

The change registered in the heading “Financial liabilities held for trading” is mainly due to financial liabilities affected by the activity of Global Markets, which are reclassified from "Financial liabilities at amortized cost".

The change registered in the heading “Financial liabilities at amortized cost” is mainly due to the reclassification to "Liabilities held for trading".